UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2013

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Money Market

Fund

A Class of Fidelity
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes/Performance	(Click Here)	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	(Click Here)	A complete list of the fund's investments with their values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense RatioB	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During Period* May 1, 2013 to October 31, 2013
Daily Money Class	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56
Capital Reserves Class	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56
Fidelity Tax-Free Money Market Fund	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/13	% of fund's investments 4/30/13	% of fund's investments 10/31/12
1 - 7	70.0	71.7	70.0
8 - 30	2.4	5.4	3.7
31 - 60	4.5	8.6	6.4
61 - 90	1.2	4.5	1.3
91 - 180	6.9	7.6	8.8
> 180	15.0	2.2	9.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/13	4/30/13	10/31/12
Tax-Exempt Fund	54 Days	28 Days	44 Days
All Tax-Free Money Market Funds Average*	41 Days	27 Days	37 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/13	4/30/13	10/31/12
Tax-Exempt Fund	55 Days	28 Days	44 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
Variable Rate Demand Notes (VRDNs) 60.6%	Variable Rate Demand Notes (VRDNs) 59.8%
Other Municipal Debt 32.6%	Other Municipal Debt 32.2%
Investment Companies 6.6%	Investment Companies 7.8%
Net Other Assets (Liabilities) 0.2%	Net Other Assets (Liabilities) 0.2%

Current and Historical Seven-Day Yields

	10/31/13	7/31/13	4/30/13	1/31/13	10/31/12
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2013, the most recent period shown in the table, would have been -0.58% for Daily Money Class, -0.83% for Capital Reserves Class and -0.34% for Fidelity Tax-Free Money Market Fund.

Annual Report

Investments October 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 1,700	$ 1,700
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	9,985	9,985
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.11% 11/1/13, VRDN (c)	4,000	4,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	5,000	5,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.12% 11/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.11% 11/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.09% 11/4/13, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	12,800	12,800
		47,340
Alaska - 1.3%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.07% 11/7/13, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.07% 11/7/13 (ConocoPhillips Co. Guaranteed), VRDN (c)	53,200	53,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.08% 11/7/13 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.11% 11/7/13 (ConocoPhillips Co. Guaranteed), VRDN (c)	4,500	4,500
Series 2002, 0.07% 11/7/13, VRDN (c)	3,500	3,500
		128,830
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 9,200	$ 9,200
(Catholic Healthcare West Proj.):
Series 2005 B, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Series 2008 B, 0.1% 11/7/13, LOC PNC Bank NA, VRDN (c)	16,200	16,200
Series 2009 F, 0.08% 11/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	4,550	4,550
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,100	11,100
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.11% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,800	5,800
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.08% 11/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.08% 11/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Series ROC II R 11980 X, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Series WF 09 40C, 0.11% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	4,970	4,970
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 6,715	$ 6,715
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		186,055
California - 2.8%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.09% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,430	9,430
California Gen. Oblig. Series 2005 B1, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	49,400	49,400
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Putters 3878 Q, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.12% 11/7/13, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.08% 11/7/13, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,435	8,435
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.09% 11/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.09% 11/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,500	9,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.13% 11/7/13, LOC Bank of America NA, VRDN (c)	$ 10,335	$ 10,335
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.08% 11/7/13, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	22,650	22,650
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.07% 11/7/13, LOC Bank of America NA, VRDN (c)	7,305	7,305
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	7,900	7,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	10,125	10,125
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Series Putters 3365, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		270,070
Colorado - 1.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,200	6,200
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,800	22,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0039, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 17,575	$ 17,575
Series EGL 07 0040, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Colorado Univ. Co. Hosp. Auth. Rev. Series 2008 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,875	29,875
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.23% 11/7/13, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	7,200	7,200
		121,240
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	3,800	3,800
Series 2011 B, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	4,700	4,700
		8,500
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.24% 11/7/13, VRDN (c)	3,500	3,500
Series 1999 A, 0.24% 11/7/13, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	12,320	12,320
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.1% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		22,820
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.11% 11/7/13, LOC Freddie Mac, VRDN (c)	3,510	3,510
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 4,200	$ 4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	12,595	12,595
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.09% 11/1/13, LOC Wells Fargo Bank NA, VRDN (c)	15,250	15,250
Series 1998 A Tranche II, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
(The AARP Foundation Proj.) Series 2004, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	3,000	3,000
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,900	3,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.):
Series 2007 B1, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 B2, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,845	3,845
		90,275
Florida - 2.8%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.08% 11/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,705	2,705
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 7050054 Class A, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 21,840	$ 21,840
Series MS 3059, 0.08% 11/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Series WF11 60 C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,800	3,800
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,500	5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	6,900	6,900
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	23,590	23,590
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.11% 11/7/13, LOC Bank of America NA, VRDN (c)	8,300	8,300
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.1% 11/7/13, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.1% 11/7/13, LOC Northern Trust Co., VRDN (c)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.08% 11/7/13, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 13,875	$ 13,875
(Suncoast Hospice Proj.) Series 2004, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	26,905	26,905
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,900	17,900
Series 2010 B, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C:
0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	3,315	3,315
		272,300
Georgia - 4.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.1% 11/1/13, VRDN (c)	12,600	12,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.11% 11/7/13, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.1% 11/7/13, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,100	5,100
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.1% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,021	10,021
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	$ 45,590	$ 45,590
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,090	10,090
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.12% 11/1/13, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	141,715	141,715
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	31,950	31,950
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.08% 11/7/13, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.):
Series 2008 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,100	19,100
Series 2008 B, 0.1% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	11,500	11,500
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	1,200	1,200
		402,416
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,500	12,500
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.11% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 5,550	$ 5,550
Series WF 11 119C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,545	5,545
		35,555
Illinois - 6.6%
Chicago Board of Ed. Series 2000 B, 0.09% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	35,485	35,485
Chicago Gen. Oblig.:
Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.13% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Series 2005 D2, 0.08% 11/1/13, LOC Northern Trust Co., VRDN (c)	7,900	7,900
Series 2007 E, 0.09% 11/1/13, LOC Barclays Bank PLC, VRDN (c)	2,100	2,100
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	31,400	31,400
Chicago Wtr. Rev.:
Series 2004 A1, 0.15% 11/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,060	19,060
Series 2004 A2, 0.15% 11/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	36,505	36,505
Series 2004 A3, 0.15% 11/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,140	2,140
DuPage County Rev. (Morton Arboretum Proj.) 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.08% 11/7/13, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.09% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,400	$ 4,400
Series 2008 D, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,700	12,700
Series 2008 B2, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,600	12,600
Series 2008 C, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,745	10,745
Series 2009 A, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	8,200	8,200
(Illinois College Proj.) 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,560	6,560
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
(Museum of Science & Industry Proj.) Series 2009 C, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.14% 11/7/13, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,705	1,705
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Rockford Mem. Hosp. Proj.) 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.09% 11/7/13, LOC Northern Trust Co., VRDN (c)	9,900	9,900
(Saint Xavier Univ. Proj.) Series 2008, 0.12% 11/7/13, LOC Bank of America NA, VRDN (c)	6,445	6,445
(Spertus Institute of Jewish Studies Proj.) 0.1% 11/7/13, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	7,300	7,300
(Trinity Int'l. Univ. Proj.) Series 2009, 0.08% 11/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,300	9,300
OSP Healthcare Sys. Proj.) Series 2007 E, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	45,000	45,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series EGL 06 115, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 13,615	$ 13,615
Series EGL 06 118, Class A, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2011 B, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	17,050	17,050
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.08% 11/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	6,000	6,000
Series 2007 A 2C, 0.09% 11/7/13, LOC Northern Trust Co., VRDN (c)	4,700	4,700
Series 2007 A-2A, 0.08% 11/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	10,600	10,600
Series 2007 A1, 0.09% 11/7/13, LOC Citibank NA, VRDN (c)	57,100	57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.07% 11/7/13, LOC Freddie Mac, VRDN (c)	4,600	4,600
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,145	2,145
		649,070
Indiana - 2.1%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,400	22,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 11,505	$ 11,505
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.11% 11/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.09% 11/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	28,550	28,550
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.18% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
Series 2008 E, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	4,050	4,050
Series 2008 H, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2008 I, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,135	9,135
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	19,835	19,835
(DePauw Univ. Proj.) Series 2008 B, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	2,500	2,500
Series 2008, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.09% 11/7/13, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,925	8,925
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.1% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 2,400	$ 2,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		203,385
Iowa - 0.4%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.1% 11/7/13, LOC Union Bank NA, VRDN (c)	8,765	8,765
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.11% 11/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.12% 11/7/13, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 0.08% 11/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,105	3,105
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.11% 11/1/13, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		40,370
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.08% 11/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,000	7,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.08% 11/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,450	1,450
		8,450
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	21,800	21,800
Louisville & Jefferson County Series 2011 A, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,600	15,600
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,595	4,595
		41,995
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 2.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,450	$ 15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.1% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,300	31,300
Series 2008 A, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.14% 11/7/13, LOC Bank of America NA, VRDN (c)	10,800	10,800
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.32% 11/7/13, VRDN (c)	15,200	15,200
0.32% 11/7/13, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2010, 0.09% 11/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.09% 11/7/13, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		197,850
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,900	3,900
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.09% 11/7/13, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.11% 11/7/13, LOC Bank of America NA, VRDN (c)	6,100	6,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.14% 11/7/13, LOC Bank of America NA, VRDN (c)	$ 3,650	$ 3,650
Series 2004 C, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	2,700	2,700
		21,850
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.11% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2857, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,600	8,600
Series RBC O 72, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,605	5,605
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		39,405
Michigan - 1.4%
Central Michigan Univ. Rev. Series 2008 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,200	6,200
Grand Traverse County Hosp. Series 2011 B, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	18,275	18,275
Michigan Bldg. Auth. Rev. Series 2011 IIB, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,900	10,900
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.12% 11/1/13, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	52,100	52,100
Participating VRDN Series ROC II R 11676, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 19,295	$ 19,295
Wayne County Arpt. Auth. Rev. 0.23% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,200	12,200
		134,020
Minnesota - 0.6%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.07% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	17,000	17,000
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.1% 11/7/13, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,210	5,210
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.1% 11/5/13, LOC Deutsche Bank AG, VRDN (c)	1,000	1,000
Series 2009 9BB, 0.1% 11/5/13, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		56,715
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.11% 11/7/13, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Series WF 11 117C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,200	3,200
		38,375
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.0%
Missouri Health & Edl. Facilities Series 2013 B, 0.09% 11/1/13, LOC Bank of America NA, VRDN (c)	$ 5,200	$ 5,200
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.13% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	24,390	24,390
(DeSmet Jesuit High School Proj.) Series 2002, 0.08% 11/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,800	2,800
Participating VRDN:
Series EGL 07 0001, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.08% 11/7/13, VRDN (c)	15,300	15,300
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Series RBC E 47, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,800	5,800
St. Charles County Pub. Wtr. Sup Series 2011, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.07% 11/7/13, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	17,500	17,500
		95,245
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,605	31,605
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,605
Nevada - 2.3%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.09% 11/7/13, LOC Citibank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.09% 11/7/13, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	23,600	23,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 3,940	$ 3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.08% 11/7/13, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,135	10,135
Reno Cap. Impt. Rev. Series 2005 A, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	57,075	57,075
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.06% 11/7/13, LOC Union Bank NA, VRDN (c)	10,700	10,700
Series 2008 B, 0.1% 11/7/13, LOC Union Bank NA, VRDN (c)	41,550	41,550
Series 2009 A, 0.06% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,100	28,100
Series 2009 B, 0.1% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,695	13,695
		223,060
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.27% 11/7/13, VRDN (c)	2,700	2,700
New Mexico - 2.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	209,660	209,660
New York - 8.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 11/7/13, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	37,800	37,800
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 14000X, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 2,900	$ 2,900
Series ROC II R 14045, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.08% 11/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2004 H6, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	15,095	15,095
Series 2004 H8, 0.09% 11/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E3, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2006 E4, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	15,290	15,290
Series 2008 J11, 0.14% 11/7/13 (Liquidity Facility KBC Bank NV), VRDN (c)	1,000	1,000
Series 2012 G3, 0.08% 11/7/13 (Liquidity Facility Citibank NA), VRDN (c)	77,350	77,350
Series 2013 A4, 0.07% 11/7/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,805	3,805
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (c)	2,000	2,000
(Beekman Tower Proj.) Series 2008 A, 0.08% 11/7/13, LOC RBS Citizens NA, VRDN (c)	27,395	27,395
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.09% 11/7/13, LOC Freddie Mac, VRDN (c)	10,100	10,100
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (c)	22,000	22,000
(90 West Street Proj.) Series 2006 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (c)	3,370	3,370
Series 2009 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (c)	13,400	13,400
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.11% 11/7/13, LOC Lloyds TSB Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BC 10 29W, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series BC 13 3WX, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 7,500	$ 7,500
Series EGL 06 69 Class A, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,020	7,020
Series ROC II R 11635, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11904, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.1% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series 2001 B, 0.1% 11/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	117,500	117,500
(Fordham Univ. Proj.) Series 2008 A2, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	36,650	36,650
(Univ. of Rochester Proj.) Series 2008 A1, 0.07% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0003, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
Series EGL 07 0066, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 96, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 20,485	$ 20,485
Series ROC II R 11535, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.07% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.07% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	6,095	6,095
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	7,600	7,600
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (c)	6,000	6,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.09% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,800	2,800
(Taconic West 17th St. Proj.) Series 2009 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (c)	21,300	21,300
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	12,425	12,425
Series 2003 M1, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	28,245	28,245
New York Local Govt. Assistance Corp. Series 2008 B, 0.07% 11/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	16,255	16,255
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,600	13,600
Series 2005 D1, 0.1% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2005 A2, 0.07% 11/7/13, LOC California Teachers Retirement Sys., VRDN (c)	$ 100	$ 100
Series 2005 A3, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	100	100
		796,130
North Carolina - 1.7%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	8,900	8,900
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,060	6,060
Series 2002 C, 0.08% 11/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.09% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	14,700	14,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.09% 11/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,475	5,475
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,600	5,600
(High Point Univ. Rev.) Series 2006, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.09% 11/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,610	1,610
Series Putters 3331, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,100	3,100
Participating VRDN:
Series RBC O 39, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,400	1,400
Series ROC II R 11806, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.13% 11/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	10,200	10,200
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,270	5,270
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		167,445
Ohio - 1.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Allen County Hosp. Facilities Rev. Series 2012 B, 0.08% 11/7/13, VRDN (c)	10,140	10,140
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	2,240	2,240
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	14,280	14,280
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 11/7/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 2,700	$ 2,700
Lancaster Port Auth. Gas Rev. 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	14,240	14,240
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.27% 11/7/13, VRDN (c)	6,200	6,200
Series B, 0.17% 11/7/13, VRDN (c)	2,500	2,500
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Series 2006 A, 0.08% 11/7/13, LOC UBS AG, VRDN (c)	18,240	18,240
		123,865
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	4,200	4,200
Series 2008 B, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
		51,200
Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	1,505	1,505
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	7,745	7,745
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	$ 3,550	$ 3,550
(United Jewish Federation Proj.) Series 1996 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	4,700	4,700
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	2,000	2,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.09% 11/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	1,435	1,435
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.08% 11/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	17,200	17,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.09% 11/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	15,995	15,995
Series 2008 A2, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.12% 11/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,320	4,320
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	19,400	19,400
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	8,600	8,600
Haverford Township School District Series 2009, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	6,640	6,640
Lower Merion School District Series 2009 B, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,200	7,200
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	10,520	10,520
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.08% 11/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	5,555	5,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,855	$ 2,855
Series ROC II R 11505, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 14070, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	6,250	6,250
(Marywood Univ. Proj.) Series 2005 A, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	4,155	4,155
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.09% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	6,060	6,060
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	23,600	23,600
Somerset County Gen. Oblig.:
Series 2009 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	1,070	1,070
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	5,625	5,625
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	5,820	5,820
Wilkes Barre Gen. Oblig. Series 2004 B, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	650	650
		235,365
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,270	12,270
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 2,965	$ 2,965
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	6,000	6,000
(New England Institute of Technology Proj.) Series 2008, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	4,525	4,525
(Roger Williams Univ. Proj.) Series 2008 B, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,710	17,710
		43,470
South Carolina - 0.5%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,700	10,700
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.12% 11/1/13, VRDN (c)	4,500	4,500
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D, 0.11% 11/7/13, LOC Bank of New York, New York, VRDN (c)	2,000	2,000
0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		47,485
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.14% 11/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Series 2003, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2004, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	$ 1,825	$ 1,825
Series 2005, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	12,500	12,500
Series 2008, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	33,400	33,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,870	3,870
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,500	6,500
Series 2011 B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	16,985	16,985
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	105	105
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	16,925	16,925
Series 2004, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	13,950	13,950
Series 2006, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	10,100	10,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.08% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
Series Putters 2631, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		151,260
Texas - 3.7%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.18% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,695	4,695
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,940	16,940
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,805	6,805
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.09% 11/7/13, VRDN (c)	15,700	15,700
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Dominic Village Proj.) Series 2000, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Participating VRDN Series putters 3746 Z, 0.09% 11/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,000	8,000
Harris County Hosp. District Rev. Series 2010, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,040	4,040
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	7,700	7,700
Houston Arpt. Sys. Rev. Series 2010, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series WF 11 44C, 0.11% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,000	4,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 11885X, 0.1% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 4,500	$ 4,500
Series ROC II R 12267, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,895	3,895
Series 2004 B3, 0.07% 11/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	20,500	20,500
Series 2004 B4, 0.08% 11/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
Keller Independent School District Participating VRDN Series WF11 55 C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
North Texas Tollway Auth. Rev. Series 2011 A, 0.09% 11/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	12,265	12,265
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.1% 11/7/13 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.1% 11/7/13 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	34,695	34,695
Series RBC E 27, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.08% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 D, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig. Series 2012 A, 0.09% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,845	13,845
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 10,570	$ 10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.1% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Series RBC O 71, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,275	8,275
		363,250
Utah - 0.2%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,200	2,200
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		21,400
Virginia - 0.8%
Albemarle County Indl. Dev. Auth. 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2005 A2, 0.08% 11/7/13, VRDN (c)	14,310	14,310
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,750	3,750
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.11% 11/7/13, LOC Bank of New York, New York, VRDN (c)	8,960	8,960
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.08% 11/7/13, VRDN (c)	1,250	1,250
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 C, 0.07% 11/7/13, VRDN (c)	3,900	3,900
Series 2003 D, 0.07% 11/7/13, VRDN (c)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.18% 11/7/13, LOC Bank of America NA, VRDN (c)	$ 7,805	$ 7,805
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,670	8,670
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,855	5,855
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		77,315
Washington - 1.6%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,030	17,030
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,325	3,325
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,840	6,840
Series ROC II R 11962, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.13% 11/7/13, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.11% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,655	12,655
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,805	6,805
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	$ 6,665	$ 6,665
Series BA 1212, 0.1% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,565	11,565
Series Clipper 05 39, 0.08% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.12% 11/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.14% 11/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,860	5,860
Series Putters 3856, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 4292, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series ROC II R 11924, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,400	6,400
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.09% 11/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.07% 11/7/13, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.1% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,215	9,215
		154,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.08% 11/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 10,800	$ 10,800
Series 2009 B, 0.08% 11/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,300	23,300
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.09% 11/1/13, LOC JPMorgan Chase Bank, VRDN (c)	11,945	11,945
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	22,500	22,500
		68,545
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	3,200	3,200
		41,290
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.23% 11/7/13, VRDN (c)	2,200	2,200
Series 1994, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,450
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,940,526)		5,940,526
Other Municipal Debt - 32.6%
	Principal Amount (000s)	Value (000s)
Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	$ 33,100	$ 33,307
Anchorage Gen. Oblig. Series 2013 B1, 0.15% 1/7/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	6,800	6,837
		48,144
Arizona - 0.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Corp.:
Series 2009, 0.13% 12/5/13, LOC Bank of America NA, CP	5,825	5,825
Series 2011 B1, 0.13% 12/17/13, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	5,100	5,160
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.09% 11/5/13, CP	13,100	13,100
		62,925
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	4,200	4,319
California - 8.2%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 11/13/13, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AM, 5% 12/1/13	3,000	3,012
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/14	5,000	5,120
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	11,200	11,200
California Gen. Oblig.:
Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	2,000	2,024
5% 3/1/14	2,500	2,539
RAN:
Series 2013 A1, 2% 5/28/14	99,700	100,715
Series 2013 A2, 2% 6/23/14	102,400	103,560
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	$ 7,625	$ 7,682
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	30,500	30,715
Long Beach Unified School District TRAN 1.5% 12/31/13	10,700	10,723
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.1% 12/16/13, LOC Wells Fargo Bank NA, CP	6,500	6,500
TRAN:
2% 2/28/14	41,900	42,149
2% 6/30/14	65,600	66,387
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	8,300	8,349
2% 5/1/14	66,100	66,699
2% 6/26/14	74,595	75,474
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1:
0.09% 12/4/13, LOC Wells Fargo Bank NA, CP	3,080	3,080
0.15% 2/11/14, LOC Wells Fargo Bank NA, CP	1,000	1,000
Los Angeles Unified School District Bonds Series Putters 4290, 0.12%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	21,700	21,700
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	18,400	18,530
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	5,800	5,800
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.12% 11/14/13, LOC Barclays Bank PLC, CP	53,000	53,000
0.13% 12/12/13, LOC Barclays Bank PLC, CP	13,000	13,000
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	7,600	7,692
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,990	7,990
San Diego Unified School District TRAN:
Series 2013 A1, 2% 1/31/14	6,100	6,128
Series 2013 A2, 2% 6/30/14	9,700	9,817
San Francisco City & County Gen. Oblig. Bonds Series 2013 A, 4% 6/15/14	4,400	4,504
San Francisco City & County Unified School District TRAN Series 2013 A, 2% 8/14/14	35,000	35,498
San Francisco County Trans. Auth. Series 2004 A, 0.1% 11/6/13, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	5,900	5,971
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	$ 13,600	$ 13,719
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	16,300	16,415
		798,692
Colorado - 0.7%
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	69,300	69,670
Connecticut - 0.2%
Bridgeport Gen. Oblig. TAN Series 2013 B, 1% 2/18/14	3,700	3,709
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.32% tender 11/7/13, CP mode	12,600	12,600
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	1,580	1,585
		17,894
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2009 C, 5% 1/1/14	1,200	1,210
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14 (b)	11,700	11,889
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.1% tender 11/6/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.13% 2/11/14, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.13% 2/13/14, LOC JPMorgan Chase Bank, CP	19,800	19,800
0.13% 3/11/14, LOC JPMorgan Chase Bank, CP	16,950	16,950
0.14% 11/7/13, LOC JPMorgan Chase Bank, CP	9,700	9,700
0.15% 12/2/13, LOC JPMorgan Chase Bank, CP	4,800	4,800
		81,339
Florida - 2.0%
Escambia City Health Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	11,215	11,234
Florida Board of Ed. Lottery Rev. Bonds Series 2010 F, 5% 7/1/14	3,400	3,507
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2009 D, 5% 6/1/14	5,000	5,139
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	5,600	5,667
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,860	2,860
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	$ 6,095	$ 6,286
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.1% 11/20/13, LOC JPMorgan Chase Bank, CP	6,089	6,089
0.11% 12/3/13, LOC JPMorgan Chase Bank, CP	452	452
0.12% 11/6/13, LOC JPMorgan Chase Bank, CP	3,901	3,901
0.12% 12/4/13, LOC JPMorgan Chase Bank, CP	8,174	8,174
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2009 A, 3% 1/15/14	2,400	2,414
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.1% 11/7/13, LOC State Street Bank & Trust Co., Boston, CP	11,310	11,310
0.13% 1/30/14, LOC State Street Bank & Trust Co., Boston, CP	10,700	10,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 C1:
0.1% 12/10/13, CP	17,448	17,448
0.11% 11/5/13, CP	20,050	20,050
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2013 A, 2% 10/1/14	1,000	1,016
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	64,000	64,181
Palm Beach County School District TAN Series 2013 A, 4.5% 1/30/14	6,300	6,368
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.18%, tender 5/29/14 (c)	4,800	4,800
		191,596
Georgia - 0.7%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	23,300	23,370
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	4,700	4,717
Series 2004 C, 5.5% 7/1/14	9,735	10,078
Series 2009 E, 5% 7/1/14	5,000	5,160
Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.12% tender 11/13/13, LOC Barclays Bank PLC, CP mode	7,500	7,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit:
Series 2012 C2, 0.12% 2/5/14, LOC Bank of New York, New York, CP	$ 9,000	$ 9,000
Series 2012 D1, 0.11% 11/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
		69,315
Hawaii - 0.0%
Honolulu City & County Gen. Oblig. Bonds Series 2009 A, 2.75% 4/1/14	1,750	1,768
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	42,700	43,209
Illinois - 0.5%
Illinois Fin. Auth. Ed. Rev. Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	4,800	4,800
Illinois Fin. Auth. Rev. Bonds:
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
0.12% tender 2/11/14, CP mode	5,900	5,900
0.13% tender 12/2/13, CP mode	14,000	14,000
Series 2008 D, 4.5% 11/1/13	1,310	1,310
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	5,000	5,163
Series 2013, 2% 6/15/14	10,970	11,092
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds:
Series 2012 A, 5% 6/15/14	4,850	4,993
Series 2012, 5% 12/15/13	1,200	1,207
		48,465
Indiana - 1.3%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 N, 3% 3/1/14	1,000	1,009
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.09% tender 11/6/13, CP mode	11,700	11,700
0.1% tender 12/16/13, CP mode	29,800	29,800
Indianapolis Gas Util. Sys. Rev. 0.1% 11/6/13, LOC JPMorgan Chase Bank, CP	6,100	6,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (c)	73,500	73,500
		122,109
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.6%
City of Lawrence BAN:
1% 5/1/14	$ 9,500	$ 9,539
1.5% 10/1/14	10,700	10,827
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.33% 9/1/14 (c)	8,500	8,515
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	14,600	14,600
Series 258, 0.5% 10/15/14	17,400	17,425
		60,906
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.2% tender 11/18/13, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.2% tender 11/18/13, CP mode	6,500	6,500
		9,600
Maryland - 1.0%
Baltimore County Gen. Oblig.:
Bonds Series 2008, 5% 2/1/14	2,250	2,277
Series 2011:
0.09% 11/18/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
0.1% 12/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.1% 12/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
0.11% 12/4/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.12% 2/5/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
Howard County Gen. Oblig. Bonds Series 2010 A, 4% 2/15/14	1,000	1,011
Montgomery County Gen. Oblig. Bonds:
Series 2012 B, 2.5% 11/1/13	4,290	4,290
Series 2013 MD, 0.1%, tender 12/2/13 (c)	6,700	6,700
Washington Suburban San. District Bonds Series 2011, 5% 6/1/14	2,000	2,056
		94,734
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992, 0.3% tender 12/6/13, CP mode	$ 10,800	$ 10,800
Series 1993 A, 0.3% tender 12/6/13, CP mode	18,200	18,200
Series 1993 B, 0.33% tender 11/18/13, CP mode	4,050	4,050
		33,050
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.12% tender 12/4/13, CP mode	6,100	6,100
0.13% tender 2/5/14, CP mode	6,600	6,600
		12,700
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds Series 2013 B, 5% 8/1/14	5,000	5,180
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	4,245	4,280
Univ. of Minnesota Gen. Oblig. Series 2009 D:
0.09% 12/5/13, CP	2,100	2,100
0.1% 12/10/13, CP	8,350	8,350
Univ. of Minnesota Rev. Series 2013 C, 0.11% 2/4/14, CP	5,400	5,400
		25,310
Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14 (c)(g)	1,885	1,885
Missouri - 0.1%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.15%, tender 5/29/14 (c)	4,700	4,700
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.13% tender 12/2/13, LOC Bank of Nova Scotia, CP mode	5,100	5,100
Saint Louis Gen. Fund Rev. TRAN 2% 5/30/14	3,300	3,335
		13,135
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.1% 11/6/13, CP	9,500	9,500
0.11% 11/14/13, CP	5,650	5,650
0.11% 11/15/13, CP	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series 2013 A: - continued
0.11% 12/11/13, CP	$ 5,300	$ 5,300
0.11% 12/12/13, CP	12,400	12,400
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.11% 12/2/13, CP	7,500	7,500
0.12% 12/12/13, CP	6,600	6,600
0.12% 12/16/13, CP	12,000	12,000
0.13% 12/9/13, CP	7,000	7,000
		71,850
Nevada - 0.3%
Clark County School District Bonds:
Series 2004 A, 5% 6/15/14	2,000	2,059
Series 2005 C, 5% 6/15/14	1,000	1,030
Series 2013 B, 3% 6/15/14	5,015	5,101
5% 6/15/14	5,745	5,914
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	2,000	2,024
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.13% 12/5/13, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.12% 2/18/14, LOC Wells Fargo Bank NA, CP	9,000	9,000
		33,128
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.35% tender 11/8/13, CP mode	2,800	2,800
New Hampshire Gen. Oblig. Bonds Series 2012 B, 5% 11/1/13	2,700	2,700
		5,500
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	3,800	3,806
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Bonds Series 2010 A1, 5% 12/15/13	1,450	1,458
New Mexico Severance Tax Rev. Bonds Series 2013 A, 5% 7/1/14	5,985	6,175
		7,633
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - 0.4%
JPMorgan Chase Bonds Series Putters 4410, 0.13%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	$ 8,200	$ 8,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 8, 0.12% 6/30/14, CP	6,400	6,400
New York Dorm. Auth. Revs. Series 1998, 0.16% 11/5/13, CP	5,000	5,000
New York Pwr. Auth. Series 1:
0.12% 11/13/13, CP	6,426	6,426
0.12% 12/5/13, CP	7,834	7,834
		33,860
North Carolina - 0.7%
Charlotte Gen. Oblig. Series 2009:
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	791	791
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	5,877	5,877
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	5,089	5,089
Mecklenburg County Gen. Oblig. Bonds Series 2013 A, 2% 12/1/13	3,030	3,035
North Carolina Cap. Impt. Ltd. Bonds Series 2011 A, 5% 5/1/14	10,500	10,751
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2008 A, 5% 1/1/14	1,000	1,008
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	2,015	2,046
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	7,027
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series WF 12 52C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,675	10,675
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/14	3,800	3,832
Series 2012 A, 2% 1/1/14	15,400	15,445
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2013 A, 3% 4/1/14	2,030	2,053
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/14	5,100	5,161
		72,790
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2009 C, 5% 9/15/14	2,400	2,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.14% tender 1/8/14, CP mode	$ 3,000	$ 3,000
Series 2008 B6:
0.14% tender 1/8/14, CP mode	15,000	15,000
0.16% tender 11/7/13, CP mode	10,000	10,000
		30,500
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.11% 12/4/13, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.13% 12/9/13, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
0.13% 12/9/13, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
		5,500
Oregon - 0.7%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.13%, tender 10/1/14 (c)	5,200	5,200
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,900	5,900
TAN Series 2013 A, 1.5% 7/31/14	45,100	45,544
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	6,985	7,033
		63,677
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	4,300	4,354
South Carolina - 0.8%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	6,200	6,231
Charleston County School District BAN 1% 5/8/14	5,900	5,925
Dorchester County No. 2 School District BAN 0.2% 8/15/14	15,200	15,201
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	11,700	11,751
Series 2013 D, 1% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	29,100	29,182
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	$ 1,000	$ 1,008
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.3% tender 11/1/13, CP mode	7,200	7,200
		76,498
Tennessee - 0.0%
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/13	3,000	3,012
Texas - 7.0%
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,078
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.12% 2/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,514	8,514
0.14% 2/19/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,600	11,600
Comal Independent School District Bonds Series 2012 A, 3% 2/1/14 (Permanent School Fund of Texas Guaranteed)	1,410	1,420
Harris County Gen. Oblig.:
Series 2013 A1, 0.09% 11/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,400	4,400
Series 2013 D, 0.13% 2/18/14 (Liquidity Facility JPMorgan Chase Bank), CP	3,900	3,900
TAN Series 2013, 1% 2/28/14	6,100	6,117
Harris County Metropolitan Trans. Auth.:
Series 2011 A1:
0.14% 2/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.15% 2/20/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
Series 2013 A1, 0.17% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series 2013 A3, 0.17% 3/20/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	16,500	16,697
Houston Util. Sys. Rev. Bonds:
Series 2007 B, 5% 11/15/13	1,585	1,588
Series 2010 C, 5% 11/15/13	1,905	1,908
Series 2011 E:
5% 11/15/13	2,000	2,004
5% 11/15/14	2,500	2,624
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 4,100	$ 4,100
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,940	3,940
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,075
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/14	6,480	6,646
0.1% 12/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.12% 11/6/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
0.12% 12/4/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,100	6,100
Lower Colorado River Auth. Transmission Contract Rev. Bonds 3% 5/15/14	1,685	1,710
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.12% tender 12/9/13, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
0.12% tender 12/10/13, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2002, 5.375% 2/1/14	5,000	5,065
Series 2006 A, 5% 2/1/14	4,000	4,048
San Antonio Wtr. Sys. Rev. Bonds Series 2013 B, 2% 5/15/14	1,875	1,893
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.17%, tender 5/29/14 (c)	3,200	3,200
Texas A&M Univ. Rev. Bonds Series 2013 A, 2% 5/15/14	3,575	3,610
Texas Gen. Oblig.:
Bonds:
Series Putters 4393, 0.12%, tender 1/30/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	8,700	8,700
Series Putters 4394, 0.12%, tender 12/5/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	13,700	13,700
TRAN Series 2013, 2% 8/28/14	374,100	379,639
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.12% 11/13/13, LOC Barclays Bank PLC, CP	3,200	3,200
0.13% 12/12/13, LOC Barclays Bank PLC, CP	17,800	17,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	$ 740	$ 763
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5.25% 4/1/14	1,170	1,194
Series 2007, 5% 4/1/14	1,000	1,020
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.09% 11/19/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,600	19,600
0.09% 12/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.12% 2/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,739	5,739
0.13% 3/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.12% 11/6/13, LOC Bank of America NA, CP	6,750	6,750
Victoria Independent School District Bonds:
Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,360	1,375
Series WF 08 26C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,275	12,275
		685,962
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.11% 11/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	5,100	5,100
Series 1997 B3, 0.11% 11/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1998 B4, 0.11% 11/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Salt Lake County Utah TRAN Series 2013, 1% 12/27/13	16,900	16,922
Utah Gen. Oblig. Bonds Series 2013, 5% 7/1/14	5,265	5,433
		71,395
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.16%, tender 5/29/14 (c)	7,800	7,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.2%, tender 5/29/14 (c)	17,240	17,240
Series 2012 A, 0.16%, tender 5/29/14 (c)	13,140	13,140
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	$ 4,110	$ 4,160
Series 2009 A, 5% 2/1/14	2,610	2,641
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,020
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	2,080	2,154
Series 2006 A, 5% 8/1/14	5,135	5,319
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,795	11,795
		65,269
Washington - 0.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	1,000	1,032
Series 2009, 4% 7/1/14	1,375	1,410
King County Swr. Rev. Bonds Series 2004 B, 5% 1/1/14	3,500	3,528
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/14	1,500	1,518
Series 2013, 2% 7/1/14	3,025	3,061
Snohomish County Pub. Util. District #1 Bonds Series 2010, 5% 12/1/13	1,100	1,104
Univ. of Washington Univ. Revs. Bonds Series 2013, 2% 7/1/14	2,890	2,925
Washington Gen. Oblig. Bonds:
Series 2004 C, 4.5% 1/1/14	3,400	3,424
Series 2005 B, 4% 1/1/14	700	704
Series 2013 D, 2% 2/1/14	2,780	2,793
Series 2013 E, 5% 2/1/14	1,000	1,012
Series Putters 4408, 0.14%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	12,900	12,900
Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	18,415	18,415
		63,776
Wisconsin - 0.9%
Milwaukee Gen. Oblig. RAN Series 2013 R1, 1.75% 12/5/13	21,200	21,231
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee School District RAN 2% 6/30/14	$ 31,100	$ 31,476
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/14	1,600	1,638
Series 2005 I, 5% 5/1/14	2,000	2,048
Series 2005 A, 0.13% 2/19/14 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Series 2006 A, 0.1% 11/6/13 (Liquidity Facility Bank of New York, New York), CP	4,700	4,700
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.14%, tender 5/29/14 (c)	4,700	4,700
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds 0.13% tender 12/2/13, CP mode	3,260	3,260
Wisconsin Trans. Rev.:
Series 1997, 0.09% 11/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.09% 11/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,300	1,300
0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,906
		92,600
TOTAL OTHER MUNICIPAL DEBT (Cost $3,203,085)		3,203,085
Investment Company - 6.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.09% (d)(e) (Cost $645,116)	645,116,000	645,116
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,788,727)		9,788,727
NET OTHER ASSETS (LIABILITIES) - 0.2%		16,464
NET ASSETS - 100%		$ 9,805,191
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,585,000 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06	$ 2,860
Georgia Gen. Oblig. Bonds Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Security	Acquisition Date	Cost (000s)
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
JPMorgan Chase Bonds Series Putters 4410, 0.13%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	9/7/12	$ 3,940
Los Angeles Unified School District Bonds Series Putters 4290, 0.12%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 21,700
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14	7/9/13	$ 1,885
Security	Acquisition Date	Cost (000s)
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series WF 12 52C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	6/28/12	$ 10,675
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 5,800
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,900
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,990
Security	Acquisition Date	Cost (000s)
Texas Gen. Oblig. Bonds Series Putters 4393, 0.12%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.)	9/5/13	$ 8,700
Texas Gen. Oblig. Bonds Series Putters 4394, 0.12%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.)	9/5/13	$ 13,700
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,275
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	9/5/12	$ 11,795
Washington Gen. Oblig. Bonds Series Putters 4408, 0.14%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.)	10/24/13	$ 12,900
Security	Acquisition Date	Cost (000s)
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 5/9/13	$ 18,415
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 554
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,143,611)	$ 9,143,611
Fidelity Central Funds (cost $645,116)	645,116
Total Investments (cost $9,788,727)		$ 9,788,727
Cash		361
Receivable for investments sold		45,500
Receivable for fund shares sold		113,195
Interest receivable		11,978
Distributions receivable from Fidelity Central Funds		45
Prepaid expenses		30
Receivable from investment adviser for expense reductions		63
Other receivables		51
Total assets		9,959,950

Liabilities
Payable for investments purchased Regular delivery	$ 8,232
Delayed delivery	11,889
Payable for fund shares redeemed	131,980
Distributions payable	7
Accrued management fee	781
Other affiliated payables	1,769
Other payables and accrued expenses	101
Total liabilities		154,759

Net Assets		$ 9,805,191
Net Assets consist of:
Paid in capital		$ 9,805,002
Accumulated undistributed net realized gain (loss) on investments		189
Net Assets		$ 9,805,191

Daily Money Class: Net Asset Value, offering price and redemption price per share ($442,274 ÷ 441,833 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($442,058 ÷ 441,619 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($8,920,859 ÷ 8,915,966 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Interest		$ 12,718
Income from Fidelity Central Funds		554
Total income		13,272

Expenses
Management fee	$ 23,895
Transfer agent fees	19,119
Distribution and service plan fees	3,368
Accounting fees and expenses	785
Custodian fees and expenses	122
Independent trustees' compensation	35
Registration fees	620
Audit	52
Legal	26
Miscellaneous	105
Total expenses before reductions	48,127
Expense reductions	(35,811)	12,316
Net investment income (loss)		956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		791
Net increase in net assets resulting from operations		$ 1,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 956	$ 825
Net realized gain (loss)	791	585
Net increase in net assets resulting from operations	1,747	1,410
Distributions to shareholders from net investment income	(955)	(826)
Share transactions - net increase (decrease)	1,063,396	784,249
Total increase (decrease) in net assets	1,064,188	784,833

Net Assets
Beginning of period	8,741,003	7,956,170
End of period	$ 9,805,191	$ 8,741,003

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.001
Distributions from net investment income	- D	- D	- D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.06%
Ratios to Average Net Assets B, C
Expenses before reductions	.72%	.72%	.72%	.72%	.76%
Expenses net of fee waivers, if any	.13%	.17%	.21%	.28%	.60%
Expenses net of all reductions	.13%	.17%	.21%	.28%	.59%
Net investment income (loss)	.01%	.01%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 442	$ 481	$ 525	$ 508	$ 597

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets B, C
Expenses before reductions	.97%	.97%	.97%	.97%	1.01%
Expenses net of fee waivers, if any	.13%	.17%	.22%	.28%	.63%
Expenses net of all reductions	.13%	.17%	.22%	.28%	.63%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 442	$ 402	$ 399	$ 371	$ 452

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.002
Distributions from net investment income	- D	- D	- D	- D	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.18%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.47%	.47%	.51%
Expenses net of fee waivers, if any	.13%	.17%	.21%	.28%	.47%
Expenses net of all reductions	.13%	.17%	.21%	.28%	.46%
Net investment income (loss)	.01%	.01%	.01%	.01%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 8,921	$ 7,858	$ 7,032	$ 6,006	$ 5,918

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed long-term capital gain which is included in Miscellaneous expense on the Statement of Operations. As of October 31, 2013, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ -
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation) on securities and other investments	$ -
Tax Cost	$ 9,788,727

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$ 61
Undistributed long-term capital gain	$ 178
Net unrealized appreciation (depreciation)	$ -

The tax character of distributions paid was as follows:

	October 31, 2013	October 31, 2012
Tax-exempt Income	$ 955	$ 826

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

(FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 1,210	$ -
Capital Reserves Class	.25%	.25%	2,158	-
			$ 3,368	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. For the period, FDC retained $1 from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer agency and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays Citibank a transfer agent fee equal to an annual rate of .20% of average net assets. For the period, transfer agent fees for each class were as follows:

Daily Money Class	$ 969
Capital Reserves Class	864
Fidelity Tax-Free Money Market Fund	17,286
$ 19,119

During the period, FMR or its affiliates waived a portion of these fees.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement

Daily Money Class	.70%	$ 90
Capital Reserves Class	.95%	77
Fidelity Tax-Free Money Market Fund	.45%	1,533
		$ 1,700

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Tax-Exempt
Daily Money Class	$ 2,753
Capital Reserves Class	3,542
Fidelity Tax-Free Money Market Fund	27,758

In addition, through arrangements with the Fund's, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $41 and $17, respectively.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013	2012
From net investment income
Daily Money Class	$ 48	$ 49
Capital Reserves Class	43	40
Fidelity Tax-Free Money Market Fund	864	737
Total	$ 955	$ 826

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2013	2012
Daily Money Class Shares sold	1,395,758	1,276,010
Reinvestment of distributions	44	46
Shares redeemed	(1,434,574)	(1,319,510)
Net increase (decrease)	(38,772)	(43,454)
Capital Reserves Class Shares sold	1,856,746	1,613,134
Reinvestment of distributions	32	34
Shares redeemed	(1,817,123)	(1,610,092)
Net increase (decrease)	39,655	3,076
Fidelity Tax-Free Money Market Fund Shares sold	28,349,275	23,396,718
Reinvestment of distributions	814	716
Shares redeemed	(27,287,576)	(22,572,807)
Net increase (decrease)	1,062,513	824,627

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Fidelity Newbury Street Trust) at October 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 9, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 394 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the fund (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2013, $686,211, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2013, 100% of the fund's income dividends was free from federal income tax.

The fund will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Annual Report

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the chart and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Tax-Exempt Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Annual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2012.

Daily Money Class (0.25% 12b-1 fee class of the fund): The Board noted that the total expense ratio of Daily Money Class of Tax-Exempt Fund ranked below its competitive median for 2012.

Capital Reserves Class (0.50% 12b-1 fee class of the fund): The Board noted that the total expense ratio of Capital Reserves Class of Tax-Exempt Fund ranked below its competitive median for 2012.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TFM-UANN-1213
1.784782.110

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund
Government Fund

Annual Report

October 31, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)
Investment Changes/Performance, Schedules of Investments & Financial Statements
Treasury Fund	(Click Here)
Prime Fund	(Click Here)
Tax-Exempt Fund	(Click Here)
Government Fund	(Click Here)
Notes to the Financial Statements	(Click Here)
Reports of Independent Registered Public Accounting Firms	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing at least 80% of its assets in municipal money market securities. Government Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing at least 80% of assets in U.S. Government securities and repurchase agreements for those securities.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2013 to October 31, 2013), except for Government. For Government, the actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 2, 2013 to October 31, 2013). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2013 to October 31, 2013).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Annual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value October 31, 2013	Expenses Paid During Period
Treasury
Daily Money Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40 C
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41 C
Capital Reserves Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40 C
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41 C
Advisor B Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40 C
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41 C
Advisor C Class	.08%
Actual		$ 1,000.00	$ 1,000.05	$ .40 C
HypotheticalA		$ 1,000.00	$ 1,024.80	$ .41 C
Prime
Daily Money Class	.22%
Actual		$ 1,000.00	$ 1,000.10	$ 1.11 C
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12 C
Capital Reserves Class	.22%
Actual		$ 1,000.00	$ 1,000.10	$ 1.11 C
HypotheticalA		$ 1,000.00	$ 1,024.10	$ 1.12 C
Tax-Exempt
Daily Money Class	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55 C
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56 C
Capital Reserves Class	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55 C
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56 C
Fidelity Tax-Free Money Market Fund	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55 C
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .56 C
	Annualized Expense Ratio B	Beginning Account Value	Ending Account Value October 31, 2013	Expenses Paid During Period
Government
Daily Money Class	.10%
Actual		$ 1,000.00	$ 1,000.03	$ .33 D
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51 C
Capital Reserves Class	.10%
Actual		$ 1,000.00	$ 1,000.03	$ .33 D
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51 C

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

C Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

D Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period July 2, 2013 to October 31, 2013).

Annual Report

Treasury Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/13	% of fund's investments 4/30/13	% of fund's investments 10/31/12
1 - 7	52.2	66.6	69.1
8 - 30	9.4	1.3	3.2
31 - 60	1.9	7.2	0.0
61 - 90	7.6	0.7	4.3
91 - 180	19.7	11.9	10.6
> 180	9.2	12.3	12.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/13	4/30/13	10/31/12
Treasury Fund	55 Days	50 Days	50 Days
All Taxable Money Market Funds Average*	49 Days	48 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/13	4/30/13	10/31/12
Treasury Fund	55 Days	50 Days	50 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Treasury Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
Treasury Debt 46.0%	Treasury Debt 31.6%
Repurchase Agreements 55.4%	Repurchase Agreements 68.1%
Net Other Assets (Liabilities)† (1.4)%	Net Other Assets (Liabilities) 0.3%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields
	10/31/13	7/31/13	4/30/13	1/31/13	10/31/12

Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor B Class	0.01%	0.01%	0.01%	0.01%	0.01%

Advisor C Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2013, the most recent period shown in the table, would have been -0.71% for Daily Money Class, -0.96% for Capital Reserves Class, -1.45% for Advisor B Class, and -1.45% for Advisor C Class.

Annual Report

Treasury Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Treasury Debt - 46.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 46.0%
U.S. Treasury Bills
1/16/14 to 4/24/14	0.08 to 0.14%	$ 221,742	$ 221,655
U.S. Treasury Notes
11/15/13 to 9/30/14	0.06 to 0.22	2,270,350	2,278,734
TOTAL TREASURY DEBT (Cost $2,500,389)			2,500,389
Treasury Repurchase Agreement - 55.4%
	Maturity Amount (000s)
In a joint trading account at:
0.09% dated 10/31/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations)#	$ 1,079,019	1,079,016
0.09% dated 10/31/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations)#	46,768	46,768
With:
Barclays Capital, Inc. at:
0.05%, dated 10/25/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations valued at $142,723,897, 0.25% - 4.25%, 11/15/13 - 11/15/21)	139,925	139,924
0.07%, dated 10/29/13 due 1/31/14 (Collateralized by U.S. Treasury Obligations valued at $141,143,329, 0.13% - 2.5%, 12/31/13 - 5/15/22)	138,400	138,375
0.08%, dated 10/31/13 due 11/7/13 (Collateralized by U.S. Treasury Obligations valued at $115,260,327, 2.13% - 2.88%, 11/30/14 - 2/15/19)	113,002	113,000
0.09%, dated 10/31/13 due 11/1/13 (Collateralized by U.S. Treasury Obligations valued at $863,649,243, 0.38% - 1%, 3/15/16 - 8/31/16)	847,002	847,000
BNP Paribas Securities Corp. at:
0.04%, dated 9/11/13 due 11/7/13 (Collateralized by U.S. Treasury Obligations valued at $221,021,120, 1.25% - 7.88%, 12/31/13 - 5/15/43)	216,603	216,588
0.06%, dated 10/23/13 due 11/7/13 (Collateralized by U.S. Treasury Obligations valued at $85,563,915, 0% - 7.5%, 1/16/14 - 8/15/40)	83,865	83,852
0.07%, dated 10/4/13 due 11/4/13 (Collateralized by U.S. Treasury Obligations valued at $140,436,231, 0% - 6.25%, 11/14/13 - 5/15/30)	137,683	137,675
Treasury Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
0.15%, dated 10/10/13 due 11/7/13 (Collateralized by U.S. Treasury Obligations valued at $73,499,946, 3.88% - 10.63%, 8/15/15 - 8/15/40)	$ 72,017	$ 72,007
Goldman Sachs & Co. at 0.08%, dated 11/1/13 due 11/7/13 (b)	141,022	141,020
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $3,015,225)		3,015,225
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $5,515,614)		5,515,614
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(78,079)
NET ASSETS - 100%		$ 5,437,535
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,079,016,000 due 11/01/13 at 0.09%
BNP Paribas Securities Corp.	$ 44,568
Credit Suisse Securities (USA) LLC	192,850
Deutsche Bank Securities, Inc.	383,900
J.P. Morgan Securities, Inc.	64,283
Merrill Lynch, Pierce, Fenner & Smith, Inc.	128,567
RBC Capital Markets Corp.	115,710
RBS Securities, Inc.	51,427
UBS Securities LLC	7,714
Wells Fargo Securities LLC	89,997
$ 1,079,016
$46,768,000 due 11/01/13 at 0.09%
Barclays Capital, Inc.	$ 13,076
Merrill Lynch, Pierce, Fenner & Smith, Inc.	9,108
UBS Securities LLC	24,584
$ 46,768
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $3,015,225) - See accompanying schedule: Unaffiliated issuers (cost $5,515,614)		$ 5,515,614
Receivable for fund shares sold		139,623
Interest receivable		10,917
Prepaid expenses		16
Total assets		5,666,170

Liabilities
Payable for investments purchased	$ 141,020
Payable for fund shares redeemed	87,399
Distributions payable	11
Accrued management fee	109
Other affiliated payables	38
Other payables and accrued expenses	58
Total liabilities		228,635

Net Assets		$ 5,437,535
Net Assets consist of:
Paid in capital		$ 5,437,479
Accumulated undistributed net realized gain (loss) on investments		56
Net Assets		$ 5,437,535

Daily Money Class: Net Asset Value, offering price and redemption price per share ($4,096,831 ÷ 4,096,312 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,205,397 ÷ 1,204,895 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($20,879 ÷ 20,879 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($114,428 ÷ 114,417 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Interest		$ 6,865

Expenses
Management fee	$ 13,500
Transfer agent fees	10,828
Distribution and service plan fees	17,716
Accounting fees and expenses	460
Custodian fees and expenses	53
Independent trustees' compensation	20
Registration fees	1,112
Audit	51
Legal	15
Miscellaneous	38
Total expenses before reductions	43,793
Expense reductions	(37,468)	6,325
Net investment income (loss)		540
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		65
Net increase in net assets resulting from operations		$ 605

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 540	$ 532
Net realized gain (loss)	65	91
Net increase in net assets resulting from operations	605	623
Distributions to shareholders from net investment income	(540)	(533)
Share transactions - net increase (decrease)	193,688	18,712
Total increase (decrease) in net assets	193,753	18,802

Net Assets
Beginning of period	5,243,782	5,224,980
End of period (including undistributed net investment income of $0 and undistributed net investment income of $31, respectively)	$ 5,437,535	$ 5,243,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	- C	-
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets B
Expenses before reductions	.73%	.73%	.73%	.72%	.75%
Expenses net of fee waivers, if any	.12%	.14%	.13%	.22%	.48%
Expenses net of all reductions	.12%	.14%	.13%	.22%	.48%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 4,097	$ 3,750	$ 3,760	$ 2,056	$ 2,648

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) C	-	-	-	-	-
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations C	-	-	-	-	-
Distributions from net investment income C	-	-	-	-	-
Distributions from net realized gain	-	-	-	- C	-
Total distributions C	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets B
Expenses before reductions	.98%	.98%	.98%	.97%	1.00%
Expenses net of fee waivers, if any	.12%	.14%	.14%	.22%	.48%
Expenses net of all reductions	.12%	.14%	.14%	.22%	.48%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 1,205	$ 1,365	$ 1,300	$ 1,126	$ 1,671

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	-	-	-	- D	-
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets C
Expenses before reductions	1.48%	1.49%	1.49%	1.48%	1.50%
Expenses net of fee waivers, if any	.12%	.13%	.14%	.22%	.47%
Expenses net of all reductions	.12%	.13%	.14%	.22%	.47%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 21	$ 27	$ 38	$ 47	$ 70

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Net realized and unrealized gain (loss) D	-	-	-	-	-
Total from investment operations D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Distributions from net realized gain	-	-	-	- D	-
Total distributions D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets C
Expenses before reductions	1.48%	1.49%	1.48%	1.48%	1.50%
Expenses net of fee waivers, if any	.12%	.14%	.14%	.22%	.48%
Expenses net of all reductions	.12%	.14%	.14%	.22%	.48%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$ 114	$ 102	$ 126	$ 105	$ 138

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/13	% of fund's investments 4/30/13	% of fund's investments 10/31/12
1 - 7	30.4	32.3	41.4
8 - 30	23.3	15.9	11.7
31 - 60	16.0	14.4	6.8
61 - 90	10.6	17.3	14.1
91 - 180	14.4	13.5	18.7
> 180	5.3	6.6	7.3
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/13	4/30/13	10/31/12
Prime Fund	53 Days	52 Days	57 Days
All Taxable Money Market Funds Average*	49 Days	48 Days	49 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/13	4/30/13	10/31/12
Prime Fund	99 Days	71 Days	84 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Asset Allocation (% of fund's net assets)
As of October 31, 2013 A	As of April 30, 2013 B
Certificates of Deposit 44.4%	Certificates of Deposit 43.3%
Commercial Paper 15.7%	Commercial Paper 28.3%
Variable Rate Demand Notes (VRDNs) 0.5%	Variable Rate Demand Notes (VRDNs) 1.2%
Other Notes 0.9%	Other Notes 3.9%
Treasury Debt 10.2%	Treasury Debt 10.8%
Government Agency Debt 8.9%	Government Agency Debt 1.6%
Insurance Company Funding Agreements 0.0%	Insurance Company Funding Agreements 0.1%
Other Municipal Debt 0.4%	Other Municipal Debt 0.0%
Other Instruments 1.8%	Other Instruments 0.5%
Repurchase Agreements 17.3%	Repurchase Agreements 11.2%
Net Other Assets (Liabilities)† (0.1)%	Net Other Assets (Liabilities)† (0.9)%

A Foreign investments	56.1%	B Foreign investments	67.2%

† Net Other Assets (Liabilities) are not included in the pie chart.

Current and Historical Seven-Day Yields

	10/31/13	7/31/13	4/30/13	1/31/13	10/31/12
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2013, the most recent period shown in the table, would have been -0.55% for Daily Money Class and -0.79% for Capital Reserves Class.

Annual Report

Prime Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Certificate of Deposit - 44.4%
		Yield (a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 0.2%
Wells Fargo & Co.
	3/12/14	0.19% (c)	$ 45,000	$ 45,000
London Branch, Eurodollar, Foreign Banks - 5.4%
Commonwealth Bank of Australia
	12/9/13 to 1/23/14	0.17 to 0.18	284,000	284,000
Credit Agricole SA
	11/1/13	0.19	124,000	124,000
HSBC Bank PLC
	12/9/13	0.23	80,000	80,000
National Australia Bank Ltd.
	2/21/14 to 4/8/14	0.20 to 0.25 (c)	553,000	553,000
				1,041,000
New York Branch, Yankee Dollar, Foreign Banks - 38.8%
Bank of Montreal Chicago CD Program
	11/12/13 to 2/3/14	0.17 to 0.20	618,000	618,000
Bank of Nova Scotia
	11/8/13 to 4/10/14	0.17 to 0.30 (c)	868,000	868,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
	11/12/13 to 1/10/14	0.25 (c)	865,000	865,000
BNP Paribas New York Branch
	12/6/13 to 12/11/13	0.21 to 0.22	120,000	120,000
Canadian Imperial Bank of Commerce
	4/2/14 to 7/14/14	0.23 to 0.30 (c)	325,000	325,000
Credit Industriel et Commercial
	11/1/13 to 11/7/13	0.15	420,000	420,000
Credit Suisse
	1/7/14 to 2/10/14	0.29 to 0.30 (c)	174,000	174,000
Deutsche Bank AG New York Branch
	12/27/13	0.21	89,000	89,000
DnB NOR Bank ASA
	12/20/13	0.20	19,000	19,000
Fortis Bank New York Branch
	12/18/13	0.21	81,000	81,000
Lloyds TSB Bank PLC New York Branch
	11/25/13	0.20	30,000	30,006
Certificate of Deposit - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Mitsubishi UFJ Trust & Banking Corp.
	2/21/14	0.32%	$ 21,000	$ 21,000
Mizuho Corporate Bank Ltd.
	11/1/13 to 3/7/14	0.15 to 0.26	674,000	674,000
Natexis Banques Populaires New York Branch
	11/1/13 to 11/6/13	0.14 to 0.21	859,000	859,000
Royal Bank of Canada
	3/27/14 to 6/3/14	0.17 to 0.25 (c)	151,000	151,000
Skandinaviska Enskilda Banken
	3/20/14	0.24	69,000	69,000
Sumitomo Mitsui Banking Corp.
	11/5/13 to 4/15/14	0.22 to 0.31 (c)	878,000	878,000
Sumitomo Mitsui Trust Banking Ltd.
	11/5/13 to 3/6/14	0.26 to 0.27	436,000	436,000
Svenska Handelsbanken, Inc.
	12/5/13 to 1/13/14	0.17 to 0.22	363,000	363,018
Toronto-Dominion Bank
	11/15/13 to 4/7/14	0.21 to 0.25 (c)	260,000	260,000
UBS AG
	4/30/14	0.26 (c)	168,000	168,000
				7,488,024
TOTAL CERTIFICATE OF DEPOSIT (Cost $8,574,024)				8,574,024
Financial Company Commercial Paper - 12.2%

Bank of Nova Scotia
	1/23/14	0.18	100,000	99,959
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
	12/3/13 to 2/5/14	0.24	88,000	87,966
Barclays U.S. Funding Corp.
	11/1/13	0.11	268,000	268,000
BNP Paribas Finance, Inc.
	12/2/13 to 2/4/14	0.22 to 0.24	201,000	200,913
Commonwealth Bank of Australia
	12/20/13 to 1/8/14	0.17 to 0.25	37,000	36,988
Financial Company Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Credit Agricole North America
	11/1/13	0.19%	$ 162,000	$ 162,000
Credit Suisse
	4/1/14 to 4/7/14	0.28	102,000	101,879
DNB Bank ASA
	1/13/14 to 1/21/14	0.22	134,000	133,938
General Electric Capital Corp.
	12/18/13 to 5/5/14	0.22 to 0.23	353,000	352,838
ING U.S. Funding LLC (ING Bank NV Guaranteed)
	12/2/13	0.20	8,000	7,999
Landesbank Hessen-Thuringen
	11/4/13 to 11/5/13	0.15	81,000	80,999
Nationwide Building Society
	11/12/13 to 1/3/14	0.21 to 0.23	176,000	175,974
Skandinaviska Enskilda Banken AB
	11/22/13 to 3/25/14	0.20 to 0.24	396,000	395,759
Swedbank AB
	2/5/14 to 2/13/14	0.24	136,000	135,909
Toronto Dominion Holdings (U.S.A.)
	11/18/13 to 12/17/13	0.17 to 0.23	123,000	122,979
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER (Cost $2,364,100)				2,364,100
Asset Backed Commercial Paper - 1.5%

Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
	11/8/13	0.20	195,000	194,992
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
	1/10/14	0.25	94,000	93,954
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $288,946)				288,946
Other Commercial Paper - 2.0%

BPCE SA
	11/6/13 to 11/12/13	0.20	112,000	111,995
Credit Suisse
	12/5/13	0.27 (c)	99,000	99,000
Other Commercial Paper - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
The Coca-Cola Co.
	4/16/14 to 5/15/14	0.19 to 0.20%	$ 104,000	$ 103,900
Toyota Motor Credit Corp.
	3/13/14	0.21 (c)	68,000	68,000
TOTAL OTHER COMMERCIAL PAPER (Cost $382,895)				382,895
Treasury Debt - 10.2%

U.S. Treasury Obligations - 10.2%
U.S. Treasury Bills
	12/26/13 to 8/21/14	0.10 to 0.16	601,000	600,599
U.S. Treasury Notes
	11/15/13 to 9/30/14	0.14 to 0.21	1,363,500	1,369,132
TOTAL TREASURY DEBT (Cost $1,969,731)				1,969,731
Other Note - 0.9%

Medium-Term Notes - 0.9%
Svenska Handelsbanken AB
(Cost $166,000)	4/15/14 to 4/25/14	0.26 to 0.28 (b)(c)	166,000	166,000
Variable Rate Demand Note - 0.5%

Connecticut - 0.0%
Connecticut Health & Edl. Facilities Auth. Rev. (St. Francis Hosp. & Med. Ctr. Proj.) Series F, LOC JPMorgan Chase Bank, VRDN
	11/7/13	0.10 (c)	4,800	4,800
Delaware - 0.2%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
	11/7/13	0.18 (c)	33,000	33,000
Illinois - 0.1%
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.), LOC JPMorgan Chase Bank, VRDN
	11/7/13	0.11 (c)(d)	20,000	20,000
Variable Rate Demand Note - continued
		Yield (a)	Principal Amount (000s)	Value (000s)
Louisiana - 0.01%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
	11/7/13	0.07% (c)	$ 18,400	$ 18,400
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. (Henry Ford Health Sys. Proj.) Series 2007, LOC JPMorgan Chase Bank, VRDN
	11/7/13	0.09 (c)	20,290	20,290
TOTAL VARIABLE RATE DEMAND NOTE (Cost $96,490)				96,490
Government Agency Debt - 8.9%

Federal Agencies - 8.9%
Fannie Mae
	9/11/14 to 10/21/15	0.14 to 0.16 (c)	406,000	405,906
Federal Home Loan Bank
	11/20/13 to 11/14/14	0.08 to 0.25 (c)	775,100	774,988
Freddie Mac
	6/26/15 to 10/16/15	0.16 to 0.17 (c)	530,000	529,940
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,710,834)				1,710,834
Other Instrument - 1.8%

Corporate Bonds - 0.7%
International Bank for Reconstruction & Development
	1/6/14 to 1/15/14	0.10	139,000	138,972
Time Deposits - 1.1%
ING Bank NV
	11/1/13	0.14	204,000	204,000
TOTAL OTHER INSTRUMENT (Cost $342,972)				342,972
Other Municipal Debt - 0.4%

Texas - 0.4%
Texas Gen. Oblig. TRAN Series 2013, 0.1909% to 0.1959% 8/28/14 (Cost $88,392)	87,100	88,392
Government Agency Repurchase Agreement - 13.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.1% dated 10/31/13 due 11/1/13 (Collateralized by U.S. Government Obligations) #	$ 45,793	$ 45,793
0.11% dated 10/31/13 due 11/1/13 (Collateralized by U.S. Government Obligations) #	1,848,054	1,848,049
With:
BNP Paribas Securities Corp. at:
0.1%, dated 10/8/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $30,104,617 1.63%-5%, 1/20/23-4/20/43)	29,503	29,501
0.13%, dated 10/9/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $83,143,026 1.63%-6%, 5/1/17-10/20/43)	81,515	81,506
0.17%, dated 10/9/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $357,038,775 3%-4.5%, 1/1/43-10/1/43)	350,056	350,000
ING Financial Markets LLC at:
0.1%, dated 10/4/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $36,124,004 3.5%-4%, 7/1/26-6/1/42)	35,416	35,410
0.15%, dated 10/15/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $23,160,988 3.5%, 12/1/42)	22,708	22,702
Merrill Lynch, Pierce, Fenner & Smith at 0.15%, dated 10/11/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $93,145,370 2.25%-4%, 4/1/28-10/1/42)	91,324	91,311
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,504,272)		2,504,272
Other Repurchase Agreement - 4.3%

Other Repurchase Agreement - 4.3%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.21%, dated 10/30/13 due 11/6/13 (Collateralized by U.S. Government Obligations valued at $24,722,995, 3.5% - 5%, 11/20/24 - 8/20/43)	24,001	24,000
0.36%, dated 10/31/13 due 11/1/13 (Collateralized by Corporate Obligations valued at $11,881,476, 5.5% - 14%, 11/1/16 - 1/15/33)	11,000	11,000
0.64%, dated:
10/7/13 due 1/6/14 (Collateralized by Corporate Obligations valued at $18,372,915, 0.34% - 6.38%, 11/7/13 - 9/25/46)	17,028	17,000
10/15/13 due 1/10/14 (Collateralized by Corporate Obligations valued at $37,785,487, 0.36% - 5.75%, 3/15/19 - 12/25/46)	35,054	35,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.71%, dated:
10/17/13 due 4/16/14 (Collateralized by Mortgage Loan Obligations valued at $18,148,012, 0.30% - 6%, 11/25/34 - 2/16/53)	$ 17,061	$ 17,000
10/22/13 due 4/21/14 (Collateralized by U.S. Government Obligations valued at $18,313,600, 0.36% - 6.35%, 11/15/25 - 6/12/50)	17,061	17,000
0.72%, dated 5/2/13 due 11/4/13 (Collateralized by Corporate Obligations valued at $35,747,131, 0.33% - 5.75%, 3/25/37 - 1/25/46)	33,123	33,000
0.75%, dated 7/25/13 due 1/21/14 (Collateralized by Mortgage Loan Obligations valued at $7,575,549, 0.42% - 6%, 11/25/35 - 9/25/36)	7,026	7,000
0.77%, dated 5/16/13 due 11/12/13 (Collateralized by Mortgage Loan Obligations valued at $84,543,236, 0% - 8.29%, 11/7/13 - 5/25/47)	78,300	78,000
J.P. Morgan Clearing Corp. at:
0.5%, dated 9/16/13 due 1/29/14 (Collateralized by Equity Securities valued at $22,840,677)	21,043	21,000
0.6%, dated:
4/17/13 due 11/1/13 (Collateralized by Equity Securities valued at $37,078,529)	34,112	34,000
10/17/13 due 2/14/14 (Collateralized by Corporate Obligations valued at $38,053,352, 2.63% - 3.75%, 6/1/15 - 6/15/16)	35,070	35,000
0.61%, dated 8/9/13 due 12/9/13 (Collateralized by Corporate Obligations valued at $35,921,109, 2.13% - 5.5%, 6/15/16 - 10/15/38)	33,068	33,000
0.62%, dated:
10/8/13 due 1/29/14 (Collateralized by Corporate Obligations valued at $38,060,223, 2.13%, 12/15/37)	35,127	35,000
10/18/13 due 3/17/14 (Collateralized by Corporate Obligations valued at $38,052,750, 1% - 3%, 8/1/18 - 10/15/18)	35,090	35,000
J.P. Morgan Securities, Inc. at:
0.16%, dated 10/31/13 due 11/1/13 (Collateralized by Commercial Paper Obligations valued at $67,981,812, 1/22/14 - 1/24/14)	66,000	66,000
0.22%, dated 10/30/13 due 11/6/13 (Collateralized by U.S. Government Obligations valued at $37,080,417, 4% - 5%, 12/25/19 - 3/25/43)	36,002	36,000
Other Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Securities, Inc. at:
0.61%, dated:
7/16/13 due 11/13/13 (Collateralized by Mortgage Loan Obligations valued at $37,868,687, 5.44% - 5.71%, 3/15/44 - 2/12/49)	$ 35,071	$ 35,000
10/29/13 due 1/29/14 (Collateralized by Mortgage Loan Obligations valued at $37,803,897, 5.41% - 5.71%, 5/15/47 - 2/12/49)	35,125	35,000
0.62%, dated 10/7/13 due 1/29/14 (Collateralized by Mortgage Loan Obligations valued at $64,827,225, 0% - 6.19%, 12/25/20 - 2/15/51)	60,217	60,000
0.65%, dated:
6/7/13 due 1/29/14 (Collateralized by Mortgage Loan Obligations valued at $58,475,849, 0.47% - 7.62%, 7/15/27 - 6/11/49)	54,239	54,000
7/19/13 due 1/29/14 (Collateralized by Mortgage Loan Obligations valued at $89,808,727, 2.7% - 6%, 4/25/36 - 1/15/49)	83,403	83,000
RBC Capital Markets Co. at:
0.25%, dated 10/25/13 due 11/1/13 (Collateralized by U.S. Government Obligations valued at $14,406,625, 2.5% - 5.75%, 11/25/32 - 9/1/43)	14,001	14,000
0.31%, dated 9/24/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $24,728,089, 3% - 8.22%, 12/15/31 - 2/25/43)	24,019	24,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $839,000)		839,000
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $19,327,656)		19,327,656
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(25,171)
NET ASSETS - 100%		$ 19,302,485
Security Type Abbreviations
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $166,000,000 or 0.9% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$45,793,000 due 11/01/13 at 0.10%
Citibank NA	$ 17,168
Merrill Lynch, Pierce, Fenner & Smith, Inc.	8,012
Societe Generale	20,613
$ 45,793
$1,848,049,000 due 11/01/13 at 0.11%
BNP Paribas Securities Corp.	$ 181,983
Bank of America NA	567,138
Citibank NA	151,652
Credit Agricole CIB New York Branch	40,441
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
Deutsche Bank Securities, Inc.	$ 72,470
HSBC Securities (USA), Inc.	183,331
ING Financial Markets LLC	121,322
J.P. Morgan Securities, Inc.	20,220
Merrill Lynch, Pierce, Fenner & Smith, Inc.	36,358
Morgan Stanley & Co., Inc.	28,308
RBC Capital Markets Corp.	32,352
Societe Generale	287,108
Wells Fargo Securities LLC	125,366
$ 1,848,049
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $3,343,272) - See accompanying schedule: Unaffiliated issuers (cost $19,327,656)		$ 19,327,656
Receivable for fund shares sold		257,170
Interest receivable		10,493
Prepaid expenses		57
Receivable from investment adviser for expense reductions		717
Other receivables		333
Total assets		19,596,426

Liabilities
Payable to custodian bank	$ 25
Payable for fund shares redeemed	290,235
Distributions payable	29
Accrued management fee	3,043
Other affiliated payables	81
Other payables and accrued expenses	528
Total liabilities		293,941

Net Assets		$ 19,302,485
Net Assets consist of:
Paid in capital		$ 19,302,476
Distributions in excess of net investment income		(181)
Accumulated undistributed net realized gain (loss) on investments		190
Net Assets		$ 19,302,485

Daily Money Class: Net Asset Value, offering price and redemption price per share ($9,187,986 ÷ 9,186,332 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($10,114,499 ÷ 10,112,152 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Interest		$ 46,507

Expenses
Management fee	$ 47,075
Transfer agent fees	37,717
Distribution and service plan fees	72,174
Accounting fees and expenses	1,181
Custodian fees and expenses	323
Independent trustees' compensation	71
Registration fees	6,103
Audit	74
Legal	52
Miscellaneous	115
Total expenses before reductions	164,885
Expense reductions	(120,258)	44,627
Net investment income (loss)		1,880
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		198
Net increase in net assets resulting from operations		$ 2,078

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,880	$ 1,759
Net realized gain (loss)	198	186
Net increase in net assets resulting from operations	2,078	1,945
Distributions to shareholders from net investment income	(1,879)	(1,759)
Share transactions - net increase (decrease)	1,897,242	(96,822)
Total increase (decrease) in net assets	1,897,441	(96,636)

Net Assets
Beginning of period	17,405,044	17,501,680
End of period (including distributions in excess of net investment income of $181 and distributions in excess of net investment income of $300, respectively)	$ 19,302,485	$ 17,405,044

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.006
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.006
Distributions from net investment income	- C	- C	- C	- C	(.006)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	- C	(.006)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	.57%
Ratios to Average Net Assets B
Expenses before reductions	.74%	.73%	.74%	.73%	.77%
Expenses net of fee waivers, if any	.24%	.34%	.34%	.41%	.70%
Expenses net of all reductions	.24%	.34%	.34%	.41%	.70%
Net investment income (loss)	.01%	.01%	.01%	.01%	.57%
Supplemental Data
Net assets, end of period (in millions)	$ 9,188	$ 8,083	$ 8,463	$ 8,748	$ 9,794

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- C	- C	- C	- C	.004
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	- C	- C	- C	- C	.004
Distributions from net investment income	- C	- C	- C	- C	(.004)
Distributions from net realized gain	-	-	-	- C	-
Total distributions	- C	- C	- C	- C	(.004)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.02%	.41%
Ratios to Average Net Assets B
Expenses before reductions	.99%	.98%	.99%	.98%	1.02%
Expenses net of fee waivers, if any	.24%	.34%	.34%	.41%	.86%
Expenses net of all reductions	.24%	.34%	.34%	.41%	.86%
Net investment income (loss)	.01%	.01%	.01%	.01%	.40%
Supplemental Data
Net assets, end of period (in millions)	$ 10,114	$ 9,322	$ 9,039	$ 9,169	$ 11,750

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/13	% of fund's investments 4/30/13	% of fund's investments 10/31/12
1 - 7	70.0	71.7	70.0
8 - 30	2.4	5.4	3.7
31 - 60	4.5	8.6	6.4
61 - 90	1.2	4.5	1.3
91 - 180	6.9	7.6	8.8
> 180	15.0	2.2	9.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	10/31/13	4/30/13	10/31/12
Tax-Exempt Fund	54 Days	28 Days	44 Days
All Tax-Free Money Market Funds Average*	41 Days	27 Days	37 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	10/31/13	4/30/13	10/31/12
Tax-Exempt Fund	55 Days	28 Days	44 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

* Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Fund
Investment Changes/Performance (Unaudited) - continued

Asset Allocation (% of fund's net assets)
As of October 31, 2013	As of April 30, 2013
Variable Rate Demand Notes (VRDNs) 60.6%	Variable Rate Demand Notes (VRDNs) 59.8%
Other Municipal Debt 32.6%	Other Municipal Debt 32.2%
Investment Companies 6.6%	Investment Companies 7.8%
Net Other Assets (Liabilities) 0.2%	Net Other Assets (Liabilities) 0.2%

Current and Historical Seven-Day Yields

	10/31/13	7/31/13	4/30/13	1/31/13	10/31/12
Daily Money Class	0.01%	0.01%	0.01%	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%	0.01%	0.01%	0.01%

Fidelity Tax-Free Money Market Fund	0.01%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2013, the most recent period shown in the table, would have been -0.58% for Daily Money Class, -0.83% for Capital Reserves Class and -0.34% for Fidelity Tax-Free Money Market Fund.

Annual Report

Tax-Exempt Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Variable Rate Demand Note - 60.6%
	Principal Amount (000s)	Value (000s)
Alabama - 0.5%
Alabama Pub. School & College Auth. Rev. Participating VRDN Series WF 11 37C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	$ 1,700	$ 1,700
Birmingham Spl. Care Facilities Auth. Rev. (Methodist Home for the Aging Proj.) Series 2010, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	9,985	9,985
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 1995 C, 0.11% 11/1/13, VRDN (c)	4,000	4,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	5,000	5,000
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 A, 0.12% 11/7/13, LOC Bayerische Landesbank Girozentrale, VRDN (c)	4,655	4,655
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.11% 11/7/13 (Kimberly-Clark Corp. Guaranteed), VRDN (c)	4,000	4,000
Mobile Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Second Series 2009, 0.09% 11/4/13, VRDN (c)	5,200	5,200
Univ. of Alabama at Birmingham Hosp. Rev. Series 2012 C, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	12,800	12,800
		47,340
Alaska - 1.3%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.07% 11/7/13, LOC Union Bank NA, VRDN (c)	32,725	32,725
Anchorage Wastewtr. Rev. Participating VRDN Series Solar 07 97, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	21,800	21,800
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.07% 11/7/13 (ConocoPhillips Co. Guaranteed), VRDN (c)	53,200	53,200
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.08% 11/7/13 (ConocoPhillips Co. Guaranteed), VRDN (c)	13,105	13,105
Series 1994 C, 0.11% 11/7/13 (ConocoPhillips Co. Guaranteed), VRDN (c)	4,500	4,500
Series 2002, 0.07% 11/7/13, VRDN (c)	3,500	3,500
		128,830
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.9%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 9,200	$ 9,200
(Catholic Healthcare West Proj.):
Series 2005 B, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,310	4,310
Series 2008 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,000	22,000
Series 2008 B, 0.1% 11/7/13, LOC PNC Bank NA, VRDN (c)	16,200	16,200
Series 2009 F, 0.08% 11/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	12,050	12,050
Arizona Health Facilities Auth. Sr. Living Rev. (Royal Oaks Life Care Cmnty. Proj.) Series 2008, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	4,550	4,550
Glendale Indl. Dev. Auth. (Midwestern Univ. Proj.) Series 2008, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	11,100	11,100
Maricopa County Indl. Dev. Auth. Rev. (Valley of the Sun YMCA Proj.) Series 2008, 0.11% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,800	5,800
Pima County Indl. Dev. Auth. Rev. (Broadway Proper Congregate Proj.) Series 2000 A, 0.08% 11/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	3,900	3,900
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series BC 10 21W, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series EGL 06 0141, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,700	20,700
Series EGL 06 14 Class A, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,200	11,200
Series EGL 07 0012, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	14,850	14,850
Series MS 3078, 0.08% 11/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	4,500	4,500
Series Putters 3708Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,665	16,665
Series ROC II R 11980 X, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,100	2,100
Series WF 09 40C, 0.11% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	3,345	3,345
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	4,970	4,970
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Univ. of Arizona Univ. Revs. Participating VRDN Series Putters D7, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 6,715	$ 6,715
Yuma Indl. Dev. Auth. Hosp. Rev. (Yuma Reg'l. Med. Ctr. Proj.) Series 2008, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,900	6,900
		186,055
California - 2.8%
California Edl. Facilities Auth. Rev. Participating VRDN Series EGL 07 0066, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,200	4,200
California Enterprise Dev. Auth. (Frank-Lin Distillers Products, Ltd. Proj.) Series 2010, 0.09% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,430	9,430
California Gen. Oblig. Series 2005 B1, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	49,400	49,400
California Health Facilities Fing. Auth. Rev. Participating VRDN Series Putters 3878 Q, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.12% 11/7/13, LOC Bank of America NA, VRDN (c)	15,300	15,300
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series ROC II R 11766, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	11,370	11,370
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.08% 11/7/13, LOC Citibank NA, VRDN (c)	46,460	46,460
Foothill-De Anza Cmnty. College District Participating VRDN Series WF 11 68C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,435	8,435
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.09% 11/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	1,350	1,350
Series ROC II R 11727, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,500	4,500
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.09% 11/1/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	9,500	9,500
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series 3655 Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,500	3,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.13% 11/7/13, LOC Bank of America NA, VRDN (c)	$ 10,335	$ 10,335
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.08% 11/7/13, LOC Citibank NA, VRDN (c)	21,000	21,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	22,650	22,650
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 2903Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,850	6,850
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series ROC II R 12318, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,405	1,405
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.07% 11/7/13, LOC Bank of America NA, VRDN (c)	7,305	7,305
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	7,900	7,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	10,125	10,125
Univ. of California Revs. Participating VRDN:
Putters 3668Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,000	10,000
Series Putters 3365, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,055	4,055
		270,070
Colorado - 1.2%
Colorado Edl. & Cultural Facilities Auth. Rev. (Clyfford Still Museum Proj.) Series 2008, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,200	6,200
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series Putters 1390, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,965	1,965
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,800	22,800
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,500	12,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0039, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 17,575	$ 17,575
Series EGL 07 0040, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,800	9,800
Colorado Univ. Co. Hosp. Auth. Rev. Series 2008 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	29,875	29,875
Midcities Metropolitan District # 1 (Broomfield City & County Proj.) Series 2004 B, 0.23% 11/7/13, LOC BNP Paribas SA, VRDN (c)	2,900	2,900
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	10,425	10,425
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	7,200	7,200
		121,240
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Yale-New Haven Hosp. Proj.) Series L2, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	3,800	3,800
Series 2011 B, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	4,700	4,700
		8,500
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.24% 11/7/13, VRDN (c)	3,500	3,500
Series 1999 A, 0.24% 11/7/13, VRDN (c)	2,800	2,800
Delaware Health Facilities Auth. Rev. (Beebe Med. Ctr. Proj.) 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	12,320	12,320
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.1% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,200	4,200
		22,820
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.11% 11/7/13, LOC Freddie Mac, VRDN (c)	3,510	3,510
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Income Tax Rev. Participating VRDN Series BC 13 15U, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 4,200	$ 4,200
District of Columbia Rev.:
(American Society for Microbiology Proj.) Series 1999 A, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	12,595	12,595
(Medlantic/Helix Proj.):
Series 1998 A Tranche I, 0.09% 11/1/13, LOC Wells Fargo Bank NA, VRDN (c)	15,250	15,250
Series 1998 A Tranche II, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,600	5,600
(The AARP Foundation Proj.) Series 2004, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	11,500	11,500
(The Pew Charitable Trust Proj.) Series 2008 A, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	3,000	3,000
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,900	3,900
(Washington Drama Society, Inc. Proj.) Series 2008, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	9,000	9,000
District of Columbia Univ. Rev.:
(American Univ. Proj.):
Series 2006 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,100	2,100
Series 2006 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,575	12,575
(Georgetown Univ. Proj.):
Series 2007 B1, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Series 2007 B2, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,845	3,845
		90,275
Florida - 2.8%
Broward County Fin. Auth. Multi-family Hsg. Rev. (Reflections Apts. Proj.) Series 1999, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	5,640	5,640
Broward County Gen. Oblig. Participating VRDN Series BBT 2015, 0.08% 11/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	2,705	2,705
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 0049, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	29,585	29,585
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 7050054 Class A, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 21,840	$ 21,840
Series MS 3059, 0.08% 11/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	5,615	5,615
Series Putters 3834 Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	10,270	10,270
Series WF11 60 C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,800	3,800
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,500	5,500
Florida Ed. Sys. Hsg. Facility Rev. Participating VRDN Series Solar 06 41, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,785	11,785
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Tuscany Pointe Apts. Proj.) Series 2005 D, 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	850	850
(Victoria Park Apts. Proj.) Series 2002 J, 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	6,900	6,900
Lee Memorial Health Sys. Hosp. Rev. Series 2009 C, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,160	5,160
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	23,590	23,590
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.11% 11/7/13, LOC Bank of America NA, VRDN (c)	8,300	8,300
Palm Beach County Rev.:
(Hospice of Palm Beach Proj.) Series 2001, 0.1% 11/7/13, LOC Northern Trust Co., VRDN (c)	6,500	6,500
(Planned Parenthood Proj.) Series 2002, 0.1% 11/7/13, LOC Northern Trust Co., VRDN (c)	2,600	2,600
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.08% 11/7/13, LOC Northern Trust Co., VRDN (c)	13,190	13,190
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,775	1,775
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Health Facilities Auth. Rev.:
(BayCare Health Sys. Proj.) Series 2009 A3, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	$ 13,875	$ 13,875
(Suncoast Hospice Proj.) Series 2004, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,400	1,400
Pinellas County Hsg. Fin. Auth. (Booker Creek Apts. Proj.) Series 2009, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	5,050	5,050
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 43, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	26,905	26,905
Sunshine State Govt. Fing. Commission Rev. (Miami-Dade County Prog.):
Series 2010 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,900	17,900
Series 2010 B, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Series 2011 C:
0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	18,850	18,850
0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,000	7,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	3,315	3,315
		272,300
Georgia - 4.1%
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Second Series 1995, 0.1% 11/1/13, VRDN (c)	12,600	12,600
(Oglethorpe Pwr. Corp. Proj.) Series 2010 B, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	30,000	30,000
Clarke County Indl. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series Solar 07 31, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,600	16,600
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, 0.11% 11/7/13, LOC Bank of America NA, VRDN (c)	14,100	14,100
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.1% 11/7/13, LOC Freddie Mac, VRDN (c)	19,675	19,675
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,100	5,100
Georgia Gen. Oblig. Participating VRDN Series PZ 271, 0.1% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	10,021	10,021
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Georgia Muni. Elec. Auth. Pwr. Rev. Series 1985 B, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	$ 45,590	$ 45,590
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series ROC II R 11910, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,090	10,090
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.12% 11/1/13, VRDN (c)	10,500	10,500
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	141,715	141,715
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	31,950	31,950
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.08% 11/7/13, LOC Northern Trust Co., VRDN (c)	16,875	16,875
Private Colleges & Univs. Auth. Rev. Participating VRDN Series WF 11 32C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,800	5,800
Richmond County Dev. Auth. Rev. (MCG Health, Inc. Proj.):
Series 2008 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	19,100	19,100
Series 2008 B, 0.1% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	11,500	11,500
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	1,200	1,200
		402,416
Hawaii - 0.4%
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 14, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,500	12,500
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. (Queen's Health Sys. Proj.) Series 2009 B, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN Series MT 4718, 0.11% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	1,660	1,660
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	1,400	1,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Honolulu City and County Wastewtr. Sys. Participating VRDN:
Series ROC II R 11989, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 5,550	$ 5,550
Series WF 11 119C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,545	5,545
		35,555
Illinois - 6.6%
Chicago Board of Ed. Series 2000 B, 0.09% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	35,485	35,485
Chicago Gen. Oblig.:
Letter of Cr. Enhanced Participating VRDN Series Solar 06 38, 0.13% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	13,200	13,200
Series 2005 D2, 0.08% 11/1/13, LOC Northern Trust Co., VRDN (c)	7,900	7,900
Series 2007 E, 0.09% 11/1/13, LOC Barclays Bank PLC, VRDN (c)	2,100	2,100
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Solar 06 75, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,400	7,400
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	31,400	31,400
Chicago Wtr. Rev.:
Series 2004 A1, 0.15% 11/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	19,060	19,060
Series 2004 A2, 0.15% 11/7/13, LOC California Pub. Employees Retirement Sys., VRDN (c)	36,505	36,505
Series 2004 A3, 0.15% 11/7/13, LOC State Street Bank & Trust Co., Boston, VRDN (c)	2,140	2,140
DuPage County Rev. (Morton Arboretum Proj.) 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	42,000	42,000
Illinois Edl. Facilities Auth. Rev.:
(Elmhurst College Proj.) Series 2003, 0.08% 11/7/13, LOC BMO Harris Bank NA, VRDN (c)	2,550	2,550
(Field Museum of Natural History Proj.) Series 2000, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,500	6,500
Illinois Fin. Auth. Rev.:
(Chicago Historical Society Proj.) Series 2006, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	32,075	32,075
(Chicago Symphony Orchestra Proj.) Series 2008, 0.09% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,150	17,150
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Children's Memorial Hosp. Proj.):
Series 2008 C, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 4,400	$ 4,400
Series 2008 D, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,500	1,500
(Edward Hosp. Obligated Group Proj.):
Series 2008 B1, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,700	12,700
Series 2008 B2, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,600	12,600
Series 2008 C, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,745	10,745
Series 2009 A, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	8,200	8,200
(Illinois College Proj.) 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,560	6,560
(Little Co. of Mary Hosp. Proj.) Series 2008 A, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,300	17,300
(Museum of Science & Industry Proj.) Series 2009 C, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	1,030	1,030
(North Central College Proj.) Series 2008, 0.14% 11/7/13, LOC Bank of America NA, VRDN (c)	17,000	17,000
(Northwest Cmnty. Hosp. Proj.) Series 2008 C, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,705	1,705
(OSF Healthcare Sys. Proj.) Series 2009 D, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	25,000	25,000
(Rockford Mem. Hosp. Proj.) 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,400	10,400
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.09% 11/7/13, LOC Northern Trust Co., VRDN (c)	9,900	9,900
(Saint Xavier Univ. Proj.) Series 2008, 0.12% 11/7/13, LOC Bank of America NA, VRDN (c)	6,445	6,445
(Spertus Institute of Jewish Studies Proj.) 0.1% 11/7/13, LOC Northern Trust Co., VRDN (c)	31,270	31,270
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	7,300	7,300
(Trinity Int'l. Univ. Proj.) Series 2009, 0.08% 11/7/13, LOC Fed. Home Ln. Bank Chicago, VRDN (c)	9,300	9,300
OSP Healthcare Sys. Proj.) Series 2007 E, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	45,000	45,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Participating VRDN:
Series EGL 06 115, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 13,615	$ 13,615
Series EGL 06 118, Class A, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	12,570	12,570
Series Putters 3288Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,960	2,960
Series 2011 B, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	10,000	10,000
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,400	8,400
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	17,050	17,050
Illinois Sales Tax Rev. Participating VRDN Series MS 3283 X, 0.08% 11/7/13 (Liquidity Facility Cr. Suisse) (c)(f)	3,810	3,810
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A 1B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	6,000	6,000
Series 2007 A 2C, 0.09% 11/7/13, LOC Northern Trust Co., VRDN (c)	4,700	4,700
Series 2007 A-2A, 0.08% 11/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	10,600	10,600
Series 2007 A1, 0.09% 11/7/13, LOC Citibank NA, VRDN (c)	57,100	57,100
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.07% 11/7/13, LOC Freddie Mac, VRDN (c)	4,600	4,600
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.1% 11/7/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (c)(f)	1,700	1,700
Univ. of Illinois Rev. (UIC South Campus Dev. Proj.) Series 2008, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,145	2,145
		649,070
Indiana - 2.1%
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 26, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	2,000	2,000
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	22,400	22,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Hamilton Southeastern Consolidated School Bldg. Corp. Participating VRDN Series Solar 07 06, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 11,505	$ 11,505
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels Midland Co. Proj.) Series 2012, 0.11% 11/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	1,800	1,800
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A3, 0.09% 11/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	28,550	28,550
Indiana Dev. Fin. Auth. Poll. Cont. Rev. (Southern Indiana Gas and Elec. Co. Proj.) Series 1998 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,500	15,500
Indiana Dev. Fin. Auth. Rev. (Indianapolis Museum of Art, Inc. Proj.) Series 2001, 0.18% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,000	4,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 B, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
Series 2008 E, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	4,050	4,050
Series 2008 H, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2008 I, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,135	9,135
Indiana Fin. Auth. Rev.:
(Columbus Reg'l. Hosp. Proj.) Series 2009 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	19,835	19,835
(DePauw Univ. Proj.) Series 2008 B, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	2,500	2,500
Series 2008, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,900	4,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series ROC II R 11160, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	13,785	13,785
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series 2008 H, 0.09% 11/7/13, LOC Bank of Nova Scotia, VRDN (c)	26,500	26,500
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 23, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,925	8,925
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 0.1% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	$ 2,400	$ 2,400
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,300	6,300
		203,385
Iowa - 0.4%
Iowa Fin. Auth. Health Facilities Rev. Series 2013 B1, 0.1% 11/7/13, LOC Union Bank NA, VRDN (c)	8,765	8,765
Iowa Fin. Auth. Midwestern (Archer-Daniels Midland Co. Proj.) Series 2012, 0.11% 11/7/13 (Archer Daniels Midland Co. Guaranteed), VRDN (c)	6,000	6,000
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.12% 11/7/13, VRDN (c)	18,500	18,500
Iowa Fin. Auth. Rev. (Museum of Art Foundation Proj.) Series 2003, 0.08% 11/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	3,105	3,105
Iowa Higher Ed. Ln. Auth. Rev. (Univ. of Dubuque Proj.) Series 2007, 0.11% 11/1/13, LOC Fifth Third Bank, Cincinnati, VRDN (c)	4,000	4,000
		40,370
Kansas - 0.1%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.08% 11/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,000	7,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.08% 11/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	1,450	1,450
		8,450
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 A, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	21,800	21,800
Louisville & Jefferson County Series 2011 A, 0.08% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,600	15,600
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	4,595	4,595
		41,995
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Louisiana - 2.0%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 15,450	$ 15,450
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 133, 0.1% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,300	3,300
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,100	5,100
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2005 B, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	31,300	31,300
Series 2008 A, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	8,900	8,900
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.14% 11/7/13, LOC Bank of America NA, VRDN (c)	10,800	10,800
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.32% 11/7/13, VRDN (c)	15,200	15,200
0.32% 11/7/13, VRDN (c)	800	800
(NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,000	12,000
Series 2010, 0.09% 11/7/13, LOC Mizuho Corporate Bank Ltd., VRDN (c)	75,000	75,000
Series 2011, 0.09% 11/7/13, LOC Bank of Nova Scotia, VRDN (c)	20,000	20,000
		197,850
Maine - 0.0%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 A, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,900	3,900
Maryland - 0.2%
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.09% 11/7/13, LOC Fannie Mae, VRDN (c)	9,400	9,400
Maryland Health & Higher Edl. Facilities Auth. Rev. (Anne Arundel Health Sys. Proj.) Series 2009 B, 0.11% 11/7/13, LOC Bank of America NA, VRDN (c)	6,100	6,100
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev.:
(Oak Mill II Apts. Proj.) Series 2010 B, 0.14% 11/7/13, LOC Bank of America NA, VRDN (c)	$ 3,650	$ 3,650
Series 2004 C, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	2,700	2,700
		21,850
Massachusetts - 0.4%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.11% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	16,000	16,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series Putters 2857, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,600	8,600
Series RBC O 72, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,605	5,605
Massachusetts St Wtr. Resources Auth. Participating VRDN Series Putters 3690, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
		39,405
Michigan - 1.4%
Central Michigan Univ. Rev. Series 2008 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,200	6,200
Grand Traverse County Hosp. Series 2011 B, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	5,000	5,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	18,275	18,275
Michigan Bldg. Auth. Rev. Series 2011 IIB, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	10,900	10,900
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.12% 11/1/13, LOC JPMorgan Chase Bank, VRDN (c)	1,400	1,400
Michigan Hosp. Fin. Auth. Rev.:
(Henry Ford Health Sys. Proj.) Series 2007, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	52,100	52,100
Participating VRDN Series ROC II R 11676, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,650	8,650
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 49, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	$ 19,295	$ 19,295
Wayne County Arpt. Auth. Rev. 0.23% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,200	12,200
		134,020
Minnesota - 0.6%
Edina Multi-family Rev. (Edina Park Plaza Proj.) Series 1999, 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	4,040	4,040
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2007 C1, 0.07% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	17,000	17,000
Minnesota Gen. Oblig. Participating VRDN Series Putters 3845, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,400	3,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.1% 11/7/13, LOC Fannie Mae, VRDN (c)	15,950	15,950
Oak Park Heights Multi-family Rev. 0.08% 11/7/13, LOC Freddie Mac, VRDN (c)	7,115	7,115
Rochester Health Care Facilities Rev. Participating VRDN Series WF11 49 C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,210	5,210
St. Paul Port Auth. District Cooling Rev.:
Series 2009 11DD, 0.1% 11/5/13, LOC Deutsche Bank AG, VRDN (c)	1,000	1,000
Series 2009 9BB, 0.1% 11/5/13, LOC Deutsche Bank AG, VRDN (c)	3,000	3,000
		56,715
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Harrison County Proj.) Series 2008 A2, 0.11% 11/7/13, LOC Bank of America NA, VRDN (c)	3,375	3,375
Participating VRDN Series Solar 06 0153, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	18,140	18,140
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 14027, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,360	7,360
Series ROC II-R 11987, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,300	6,300
Series WF 11 117C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	3,200	3,200
		38,375
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Missouri - 1.0%
Missouri Health & Edl. Facilities Series 2013 B, 0.09% 11/1/13, LOC Bank of America NA, VRDN (c)	$ 5,200	$ 5,200
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Christian Brothers College Proj.) Series 2002 A, 0.13% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	24,390	24,390
(DeSmet Jesuit High School Proj.) Series 2002, 0.08% 11/1/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,800	2,800
Participating VRDN:
Series EGL 07 0001, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,470	10,470
Series Putters 3929, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,785	2,785
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Proj.) Series 2003 C3, 0.08% 11/7/13, VRDN (c)	15,300	15,300
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 40, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (a)(c)(f)	5,000	5,000
Series RBC E 47, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	5,800	5,800
St. Charles County Pub. Wtr. Sup Series 2011, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,000	6,000
St. Joseph Indl. Dev. Auth. Health Facilities Rev. (Heartland Health Sys. Proj.) Series 2009 A, 0.07% 11/7/13, LOC Bank of Montreal Chicago CD Prog., VRDN (c)	17,500	17,500
		95,245
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	31,605	31,605
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	7,000	7,000
		38,605
Nevada - 2.3%
Clark County Arpt. Rev.:
Series 2008 D 2A, 0.09% 11/7/13, LOC Citibank NA, VRDN (c)	6,900	6,900
Series 2008 D1, 0.09% 11/7/13, LOC Citibank NA, VRDN (c)	4,000	4,000
Series 2008 D3, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	23,600	23,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 3,940	$ 3,940
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.08% 11/7/13, LOC Union Bank NA, VRDN (c)	5,400	5,400
Clark County Wtr. Reclamation District Participating VRDN:
Series Putters 3366Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,000	6,000
Series Putters 3489Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,965	11,965
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	10,135	10,135
Reno Cap. Impt. Rev. Series 2005 A, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	57,075	57,075
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.06% 11/7/13, LOC Union Bank NA, VRDN (c)	10,700	10,700
Series 2008 B, 0.1% 11/7/13, LOC Union Bank NA, VRDN (c)	41,550	41,550
Series 2009 A, 0.06% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	28,100	28,100
Series 2009 B, 0.1% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	13,695	13,695
		223,060
New Jersey - 0.0%
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.27% 11/7/13, VRDN (c)	2,700	2,700
New Mexico - 2.1%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	209,660	209,660
New York - 8.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 11/7/13, LOC KeyBank NA, VRDN (c)	700	700
Long Island Pwr. Auth. Elec. Sys. Rev. Subseries 2001 3A, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	37,800	37,800
New York City Gen. Oblig.:
Participating VRDN:
Series Putters 3282, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Participating VRDN:
Series ROC II R 14000X, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 2,900	$ 2,900
Series ROC II R 14045, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,000	3,000
Series 2004 A3, 0.08% 11/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	2,000	2,000
Series 2004 H6, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	15,095	15,095
Series 2004 H8, 0.09% 11/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	4,400	4,400
Series 2006 E3, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	1,800	1,800
Series 2006 E4, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	15,290	15,290
Series 2008 J11, 0.14% 11/7/13 (Liquidity Facility KBC Bank NV), VRDN (c)	1,000	1,000
Series 2012 G3, 0.08% 11/7/13 (Liquidity Facility Citibank NA), VRDN (c)	77,350	77,350
Series 2013 A4, 0.07% 11/7/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (c)	8,810	8,810
New York City Health & Hosp. Corp. Rev. Series 2008 D, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,805	3,805
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(245 East 124th Street Proj.) Series 2008 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (c)	2,000	2,000
(Beekman Tower Proj.) Series 2008 A, 0.08% 11/7/13, LOC RBS Citizens NA, VRDN (c)	27,395	27,395
(Elliott Chelsea Dev. Proj.) Series 2010 A, 0.09% 11/7/13, LOC Freddie Mac, VRDN (c)	10,100	10,100
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (c)	22,000	22,000
(90 West Street Proj.) Series 2006 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (c)	3,370	3,370
Series 2009 A, 0.07% 11/7/13, LOC Freddie Mac, VRDN (c)	13,400	13,400
New York City Indl. Dev. Agcy. Rev. (FC Hanson Office Associates LLC Proj.) Series 2004, 0.11% 11/7/13, LOC Lloyds TSB Bank PLC, VRDN (c)	9,100	9,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series BC 10 29W, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	10,000	10,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series BC 13 3WX, 0.09% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	$ 7,500	$ 7,500
Series EGL 06 69 Class A, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	16,270	16,270
Series Putters 3223, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,000	2,000
Series Putters 3496Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,020	7,020
Series ROC II R 11635, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,000	10,000
Series ROC II R 11904, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
Series ROC II R 11930, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	9,715	9,715
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.1% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,600	3,600
Series ROC II R 11903, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Series 2001 B, 0.1% 11/1/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (c)	3,500	3,500
New York City Trust Cultural Resources Rev. (The New York Botanical Garden Proj.) Series 2009 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	7,300	7,300
New York Dorm. Auth. Revs.:
(City Univ. Proj.) Series 2008 C, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	117,500	117,500
(Fordham Univ. Proj.) Series 2008 A2, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	36,650	36,650
(Univ. of Rochester Proj.) Series 2008 A1, 0.07% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	49,350	49,350
Participating VRDN:
Series EGL 06 47 Class A, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	20,500	20,500
Series EGL 07 0002, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	26,500	26,500
Series EGL 07 0003, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	15,560	15,560
Series EGL 07 0066, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	6,600	6,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Revs.: - continued
Participating VRDN:
Series EGL 07 96, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 20,485	$ 20,485
Series ROC II R 11535, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,770	2,770
Series ROC II R 11722, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	3,100	3,100
Series ROC II R 11735, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series ROC II R 11975, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Series 2006 A2:
0.07% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	4,130	4,130
0.07% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	6,095	6,095
New York Hsg. Fin. Agcy. Rev.:
(29 Flatbush Ave. Hsg. Proj.) Series 2010 A, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	7,600	7,600
(316 11th Ave Hsg. Proj.) Series 2009 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (c)	6,000	6,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 A, 0.09% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	2,800	2,800
(Taconic West 17th St. Proj.) Series 2009 A, 0.07% 11/7/13, LOC Fannie Mae, VRDN (c)	21,300	21,300
New York Hsg. Fin. Svc. Contract Rev.:
Series 2003 L, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	12,425	12,425
Series 2003 M1, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	28,245	28,245
New York Local Govt. Assistance Corp. Series 2008 B, 0.07% 11/7/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (c)	16,255	16,255
New York Metropolitan Trans. Auth. Rev.:
Series 2005 A, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	13,600	13,600
Series 2005 D1, 0.1% 11/7/13, LOC Landesbank Hessen-Thuringen, VRDN (c)	8,800	8,800
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,500	2,500
Triborough Bridge & Tunnel Auth. Revs.:
Participating VRDN Series Putters 3685, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Triborough Bridge & Tunnel Auth. Revs.: - continued
Series 2005 A2, 0.07% 11/7/13, LOC California Teachers Retirement Sys., VRDN (c)	$ 100	$ 100
Series 2005 A3, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	100	100
		796,130
North Carolina - 1.7%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2008 D, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	8,900	8,900
Charlotte Wtr. & Swr. Sys. Rev.:
Participating VRDN Series Putters 3443, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,060	6,060
Series 2002 C, 0.08% 11/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	5,600	5,600
Durham County Indl. and Poll. Cont. Auth. Rev. Series 2007, 0.09% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	14,700	14,700
Greensboro Combined Enterprise Sys. Rev. Series 2005 B, 0.09% 11/7/13 (Liquidity Facility Bank of America NA), VRDN (c)	3,860	3,860
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series 2005 A, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,475	5,475
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	5,600	5,600
(High Point Univ. Rev.) Series 2006, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,930	6,930
Series 2011, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	19,200	19,200
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 0139, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,800	2,800
Series EGL 07 0015, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Series Putters 3248, 0.09% 11/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,610	1,610
Series Putters 3331, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,250	1,250
Series Putters 3333, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,500	1,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Impt. Ltd. Participating VRDN Series ROC II R 14028, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 C, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	3,100	3,100
Participating VRDN:
Series RBC O 39, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	1,400	1,400
Series ROC II R 11806, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,000	4,000
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	8,900	8,900
North Carolina Ports Auth. Port Facilities Rev. Series 2008, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,500	3,500
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.13% 11/7/13, LOC Cr. Industriel et Commercial, VRDN (c)	10,200	10,200
Sampson County Gen. Oblig. Participating VRDN Series Solar 06 0160, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	5,270	5,270
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	32,700	32,700
		167,445
Ohio - 1.3%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series 2008, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	23,625	23,625
Allen County Hosp. Facilities Rev. Series 2012 B, 0.08% 11/7/13, VRDN (c)	10,140	10,140
Cleveland Arpt. Sys. Rev. Series 2009 D, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	2,240	2,240
Franklin County Health Care Facilities Rev. (Presbyterian Retirement Svcs. Proj.) Series 2005 B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	14,280	14,280
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2007 M, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	15,000	15,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Hamilton County Student Hsg. Rev. (Block 3 Proj.) Series 2004, 0.18% 11/7/13, LOC Bank of New York, New York, LOC Citizens Bank of Pennsylvania, VRDN (c)	$ 2,700	$ 2,700
Lancaster Port Auth. Gas Rev. 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada), VRDN (c)	14,240	14,240
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.27% 11/7/13, VRDN (c)	6,200	6,200
Series B, 0.17% 11/7/13, VRDN (c)	2,500	2,500
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2008 D, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	6,400	6,400
Ohio Hosp. Facilities Rev. Participating VRDN Series Putters 3552, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,000	1,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2006 B, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	7,300	7,300
Series 2006 A, 0.08% 11/7/13, LOC UBS AG, VRDN (c)	18,240	18,240
		123,865
Oregon - 0.5%
Clackamas County Hosp. Facility Auth. (Legacy Health Sys. Proj.):
Series 2008 A, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	4,200	4,200
Series 2008 B, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,000	2,000
Oregon State Dept. of Administrative Svcs. Lottery Rev. Participating VRDN Series ROC II R 14051, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	8,000	8,000
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	37,000	37,000
		51,200
Pennsylvania - 2.4%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	1,505	1,505
Allegheny County Indl. Dev. Auth. Health Care Rev. (Vincentian Collaborative Sys. Proj.) Series 2008 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	7,745	7,745
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Indl. Dev. Auth. Rev.:
(The Watson Institute Friendship Academy Proj.) Series 2010, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	$ 3,550	$ 3,550
(United Jewish Federation Proj.) Series 1996 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	4,700	4,700
(Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	2,000	2,000
BB&T Muni. Trust Participating VRDN Series BBT 08 1, 0.09% 11/7/13 (Liquidity Facility Branch Banking & Trust Co.) (c)(f)	1,435	1,435
Chester County Health & Ed. Auth. Rev. (Jenner's Pond Proj.) Series 2006, 0.08% 11/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	17,200	17,200
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.):
Series 2008 A1, 0.09% 11/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	15,995	15,995
Series 2008 A2, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	2,000	2,000
Cumberland County Muni. Auth. Rev. (Presbyterian Homes Proj.) Series 2008 B, 0.09% 11/7/13, LOC Bank of America NA, VRDN (c)	16,600	16,600
Delaware County Auth. Rev. (White Horse Village Proj.) Series 2006 B, 0.12% 11/1/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	4,320	4,320
Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Series 2012 C, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	19,400	19,400
Geisinger Auth. Health Sys. Rev. Participating VRDN Series Putters 3446, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,020	2,020
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	8,600	8,600
Haverford Township School District Series 2009, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	1,000	1,000
Lawrence County Gen. Oblig. Indl. Dev. Auth. 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	6,640	6,640
Lower Merion School District Series 2009 B, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	7,200	7,200
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	10,520	10,520
Montgomery County Indl. Dev. Auth. Rev. (Foulkeways at Gwynedd Proj.) Series 2006 B, 0.08% 11/7/13, LOC Citizens Bank of Pennsylvania, VRDN (c)	5,555	5,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 3352Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 2,855	$ 2,855
Series ROC II R 11505, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series ROC II R 14070, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	6,250	6,250
(Marywood Univ. Proj.) Series 2005 A, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	4,155	4,155
Pennsylvania Tpk. Commission Tpk. Rev. Series 2008 C, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	19,525	19,525
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 B2, 0.09% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	6,200	6,200
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series E, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	6,060	6,060
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 22, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	23,600	23,600
Somerset County Gen. Oblig.:
Series 2009 A, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	3,470	3,470
Series 2009 C, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	1,070	1,070
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Ctr. Proj.) Series A, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	5,625	5,625
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Participating VRDN Series WF 09 38C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	6,000	6,000
Washington County Hosp. Auth. Rev. (Washington Hosp. Proj.) Series 2007 B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	5,820	5,820
Wilkes Barre Gen. Oblig. Series 2004 B, 0.09% 11/7/13, LOC PNC Bank NA, VRDN (c)	650	650
		235,365
Rhode Island - 0.5%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series Solar 07 16, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	12,270	12,270
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Health & Edl. Bldg. Corp. Hosp. Fing. Rev. (Care New England Health Sys. Proj.) Series 2008 B, 0.11% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	$ 2,965	$ 2,965
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev.:
(Bryant Univ. Proj.) Series 2008, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	6,000	6,000
(New England Institute of Technology Proj.) Series 2008, 0.08% 11/7/13, LOC TD Banknorth, NA, VRDN (c)	4,525	4,525
(Roger Williams Univ. Proj.) Series 2008 B, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	17,710	17,710
		43,470
South Carolina - 0.5%
Columbia Wtrwks. & Swr. Rev. Participating VRDN Series BC 10 43W, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	1,875	1,875
Florence County Hosp. Rev. (McLeod Reg'l. Med. Ctr. Proj.) Series 2010 B, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	4,885	4,885
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	10,700	10,700
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.12% 11/1/13, VRDN (c)	4,500	4,500
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series 2011B, 0.07% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	5,600	5,600
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.):
Series 2008 D, 0.11% 11/7/13, LOC Bank of New York, New York, VRDN (c)	2,000	2,000
0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,925	17,925
		47,485
Tennessee - 1.5%
Blount County Pub. Bldg. Auth. (Local Govt. Pub. Impt. Proj.) Series 2008 E1A, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	6,000	6,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.14% 11/7/13, LOC Bank of America NA, VRDN (c)	1,400	1,400
Series 2003, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	4,200	4,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.): - continued
Series 2004, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	$ 1,825	$ 1,825
Series 2005, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	12,500	12,500
Series 2008, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	33,400	33,400
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 B, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,870	3,870
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.):
Series 2011 A, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,500	6,500
Series 2011 B, 0.08% 11/7/13, LOC PNC Bank NA, VRDN (c)	16,985	16,985
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	105	105
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2002, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	16,925	16,925
Series 2004, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	13,950	13,950
Series 2006, 0.12% 11/1/13, LOC Bank of America NA, VRDN (c)	10,100	10,100
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN:
Series Clipper 06 4, 0.08% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	3,500	3,500
Series Putters 2631, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,000	20,000
		151,260
Texas - 3.7%
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.18% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,555	5,555
Comal Independent School District Participating VRDN Series ROC II R 11907, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	4,695	4,695
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 4,000	$ 4,000
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	11,400	11,400
Eclipse Fdg. Trust Various States Participating VRDN Series Solar 12 08, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	16,940	16,940
Fort Bend Independent School District Participating VRDN Series WF 09 49C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	4,925	4,925
Friendswood Independent School District Participating VRDN Series BA 08 3036X, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	8,635	8,635
Frisco Independent School District Participating VRDN Series WF 11 1C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	6,805	6,805
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 C, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	35,700	35,700
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
(Mermann Health Sys. Proj.) Series 2013 C, 0.09% 11/7/13, VRDN (c)	15,700	15,700
(YMCA of the Greater Houston Area Proj.) Series 2013 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	1,140	1,140
Harris County Health Facilities Dev. Corp. Rev.:
(Saint Dominic Village Proj.) Series 2000, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,200	4,200
Participating VRDN Series putters 3746 Z, 0.09% 11/1/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,000	8,000
Harris County Hosp. District Rev. Series 2010, 0.07% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	4,040	4,040
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.08% 11/7/13, LOC Bank of America NA, VRDN (c)	7,700	7,700
Houston Arpt. Sys. Rev. Series 2010, 0.08% 11/7/13, LOC Barclays Bank PLC, VRDN (c)	8,000	8,000
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series WF 11 44C, 0.11% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	4,000	4,000
Houston Util. Sys. Rev.:
Participating VRDN:
Series Putters 4081, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R 11885X, 0.1% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	$ 4,500	$ 4,500
Series ROC II R 12267, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	7,955	7,955
Series Solar 06 70, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,895	3,895
Series 2004 B3, 0.07% 11/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	20,500	20,500
Series 2004 B4, 0.08% 11/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (c)	9,200	9,200
Keller Independent School District Participating VRDN Series WF11 55 C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	5,645	5,645
North Texas Tollway Auth. Rev. Series 2011 A, 0.09% 11/7/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (c)	12,265	12,265
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2010 A, 0.1% 11/7/13 (Total SA Guaranteed), VRDN (c)	6,000	6,000
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.1% 11/7/13 (Total SA Guaranteed), VRDN (c)	11,700	11,700
RBC Muni. Products, Inc. Trust Participating VRDN:
Series RBC E 18, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	34,695	34,695
Series RBC E 27, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	13,000	13,000
San Antonio Pub. Facilities Corp. and Rfdg. Lease Participating VRDN Series CTE 12 3AX, 0.08% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,270	2,270
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2011 D, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	17,500	17,500
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	3,000	3,000
Texas A&M Univ. Rev. Participating VRDN Series BC 10 39W, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	2,000	2,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.1% 11/7/13, LOC Bank of America NA, VRDN (c)	2,150	2,150
Texas Gen. Oblig. Series 2012 A, 0.09% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)	13,845	13,845
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Southmost College District Participating VRDN Series Solar 06 61, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	$ 10,570	$ 10,570
Texas Wtr. Dev. Board Rev. Participating VRDN Series BA 08 1128, 0.1% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	10,000	10,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN:
Series Putters 1646, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,350	5,350
Series RBC O 71, 0.08% 11/7/13 (Liquidity Facility Royal Bank of Canada) (c)(f)	8,275	8,275
		363,250
Utah - 0.2%
Carbon County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	1,800	1,800
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,200	2,200
Utah County Hosp. Rev. Participating VRDN Series Putters 274 Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	7,500	7,500
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	9,900	9,900
		21,400
Virginia - 0.8%
Albemarle County Indl. Dev. Auth. 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	5,100	5,100
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2005 A2, 0.08% 11/7/13, VRDN (c)	14,310	14,310
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	3,750	3,750
Hanover County Econ. Dev. Auth. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D1, 0.11% 11/7/13, LOC Bank of New York, New York, VRDN (c)	8,960	8,960
Lexington Indl. Dev. Auth. Edl. Facilities Rev. Series 2010, 0.08% 11/7/13, VRDN (c)	1,250	1,250
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.):
Series 2003 C, 0.07% 11/7/13, VRDN (c)	3,900	3,900
Series 2003 D, 0.07% 11/7/13, VRDN (c)	6,000	6,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.18% 11/7/13, LOC Bank of America NA, VRDN (c)	$ 7,805	$ 7,805
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series WF 11 93C, 0.09% 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)	8,670	8,670
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN:
Series Putters 3036, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,365	3,365
Series ROC II R 11923, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	5,855	5,855
Virginia Small Bus. Fing. Auth. Health Care Facilities Rev. Participating VRDN:
Series BC 10 17W, 0.1% 11/7/13 (Liquidity Facility Barclays Bank PLC) (c)(f)	5,000	5,000
Series Putters 3791Z, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,350	3,350
		77,315
Washington - 1.6%
Cascade Wtr. Alliance Wtr. Sys. Rev. Participating VRDN Series Solar 06 73 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	17,030	17,030
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 2866, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,285	8,285
Eclipse Fdg. Trust Custody Rpt. Various States Participating VRDN Series Solar 07 106, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	3,325	3,325
King County Swr. Rev. Participating VRDN:
Series Putters 3941, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,840	6,840
Series ROC II R 11962, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,800	1,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 0.13% 11/7/13, LOC Bank of America NA, VRDN (c)	5,750	5,750
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN Series Putters 3859, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Seattle Wtr. Sys. Rev. Participating VRDN Series MS 06 2170, 0.11% 11/7/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)	12,655	12,655
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,805	6,805
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN:
Series BA 08 1121, 0.13% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	$ 6,665	$ 6,665
Series BA 1212, 0.1% 11/7/13 (Liquidity Facility Bank of America NA) (c)(f)	11,565	11,565
Series Clipper 05 39, 0.08% 11/7/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)	2,500	2,500
Series DB 599, 0.12% 11/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	4,900	4,900
Series DB 606, 0.14% 11/7/13 (Liquidity Facility Deutsche Bank AG) (c)(f)	5,860	5,860
Series Putters 3856, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,500	8,500
Series Putters 3872, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 4292, 0.09% 11/7/13 (Liquidity Facility JPMorgan Chase Bank) (c)(f)	3,755	3,755
Series ROC II R 11924, 0.09% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,000	1,000
Washington Higher Ed. Facilities Auth. Rev. (Seattle Pacific Univ. Proj.) Series 2008, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	6,400	6,400
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Affinity at Olympia Apts. Proj.) Series 2012 A, 0.09% 11/7/13, LOC Fed. Home Ln. Bank, San Francisco, VRDN (c)	4,000	4,000
(Discovery Heights Apt. Proj.) Series 2010, 0.07% 11/7/13, LOC Freddie Mac, VRDN (c)	7,600	7,600
(Interurban Sr. Living Apts. Proj.) Series 2012, 0.08% 11/7/13, LOC U.S. Bank NA, Cincinnati, VRDN (c)	2,200	2,200
(Urban Ctr. Apts. Proj.) Series 2012, 0.09% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	2,500	2,500
(Washington Terrace Sr. Apts. Proj.) Series 2010, 0.08% 11/7/13, LOC Fannie Mae, VRDN (c)	3,750	3,750
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.1% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	2,100	2,100
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	9,215	9,215
		154,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.7%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.):
Series 2009 A, 0.08% 11/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	$ 10,800	$ 10,800
Series 2009 B, 0.08% 11/7/13, LOC Sumitomo Mitsui Banking Corp., VRDN (c)	23,300	23,300
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.09% 11/1/13, LOC JPMorgan Chase Bank, VRDN (c)	11,945	11,945
West Virginia Hosp. Fin. Auth. Rev. (Charleston Area Med. Ctr., Inc. Proj.) Series 2008 A, 0.09% 11/7/13, LOC Branch Banking & Trust Co., VRDN (c)	22,500	22,500
		68,545
Wisconsin - 0.4%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.1% 11/7/13, LOC JPMorgan Chase Bank, VRDN (c)	12,400	12,400
Wisconsin Gen. Oblig. Participating VRDN Series Solar 07 4, 0.08% 11/7/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (c)(f)	24,215	24,215
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN ROC II R 11837, 0.08% 11/7/13 (Liquidity Facility Citibank NA) (c)(f)	1,475	1,475
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Series 2012 C, 0.07% 11/7/13, LOC PNC Bank NA, VRDN (c)	3,200	3,200
		41,290
Wyoming - 0.1%
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1984, 0.23% 11/7/13, VRDN (c)	2,200	2,200
Series 1994, 0.08% 11/7/13, LOC Wells Fargo Bank NA, VRDN (c)	6,250	6,250
		8,450
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,940,526)		5,940,526
Other Municipal Debt - 32.6%
	Principal Amount (000s)	Value (000s)
Alaska - 0.5%
Alaska Gen. Oblig. BAN 1.75% 3/25/14	$ 33,100	$ 33,307
Anchorage Gen. Oblig. Series 2013 B1, 0.15% 1/7/14, LOC JPMorgan Chase Bank, CP	8,000	8,000
North Slope Borough Gen. Oblig. Bonds Series 2013 A, 1% 6/30/14	6,800	6,837
		48,144
Arizona - 0.6%
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	4,040	4,040
Phoenix Civic Impt. Corp.:
Series 2009, 0.13% 12/5/13, LOC Bank of America NA, CP	5,825	5,825
Series 2011 B1, 0.13% 12/17/13, LOC Barclays Bank PLC, CP	19,300	19,300
Phoenix Civic Impt. Corp. Transit Excise Tax Rev. Bonds (Lt. Rail Proj.) Series 2013, 2% 7/1/14	5,100	5,160
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Series 2012 B, 0.17% 12/3/13, LOC Wells Fargo Bank NA, CP	15,500	15,500
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2013 C, 0.09% 11/5/13, CP	13,100	13,100
		62,925
Arkansas - 0.0%
Arkansas Gen. Oblig. Bonds Series 2010, 4% 8/1/14	4,200	4,319
California - 8.2%
Alameda County Joint Powers Auth. Lease Rev. Series 2010 A, 0.12% 11/13/13, LOC Fed. Home Ln. Bank, San Francisco, CP	3,500	3,500
California Dept. of Wtr. Resources Bonds (Central Valley Proj.) Series AM, 5% 12/1/13	3,000	3,012
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds Series 2010 M, 5% 5/1/14	5,000	5,120
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.19% tender 12/5/13, CP mode	11,200	11,200
California Gen. Oblig.:
Bonds:
5% 2/1/14 (Pre-Refunded to 2/1/14 @ 100)	2,000	2,024
5% 3/1/14	2,500	2,539
RAN:
Series 2013 A1, 2% 5/28/14	99,700	100,715
Series 2013 A2, 2% 6/23/14	102,400	103,560
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California School Cash Reserve Prog. Auth. TRAN Series 2013 A, 2% 4/1/14	$ 7,625	$ 7,682
Kern County Gen. Oblig. TRAN 1.25% 6/30/14	30,500	30,715
Long Beach Unified School District TRAN 1.5% 12/31/13	10,700	10,723
Los Angeles County Gen. Oblig.:
Series 2010 C, 0.1% 12/16/13, LOC Wells Fargo Bank NA, CP	6,500	6,500
TRAN:
2% 2/28/14	41,900	42,149
2% 6/30/14	65,600	66,387
Los Angeles Gen. Oblig. TRAN:
2% 2/27/14	8,300	8,349
2% 5/1/14	66,100	66,699
2% 6/26/14	74,595	75,474
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 A1:
0.09% 12/4/13, LOC Wells Fargo Bank NA, CP	3,080	3,080
0.15% 2/11/14, LOC Wells Fargo Bank NA, CP	1,000	1,000
Los Angeles Unified School District Bonds Series Putters 4290, 0.12%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	21,700	21,700
Oakland Gen. Oblig. TRAN 1.25% 6/30/14	18,400	18,530
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	5,800	5,800
Sacramento Muni. Util. District Elec. Rev. Series 2011 L:
0.12% 11/14/13, LOC Barclays Bank PLC, CP	53,000	53,000
0.13% 12/12/13, LOC Barclays Bank PLC, CP	13,000	13,000
San Diego County & School District TRAN Series 2013 A, 2% 6/30/14	7,600	7,692
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,990	7,990
San Diego Unified School District TRAN:
Series 2013 A1, 2% 1/31/14	6,100	6,128
Series 2013 A2, 2% 6/30/14	9,700	9,817
San Francisco City & County Gen. Oblig. Bonds Series 2013 A, 4% 6/15/14	4,400	4,504
San Francisco City & County Unified School District TRAN Series 2013 A, 2% 8/14/14	35,000	35,498
San Francisco County Trans. Auth. Series 2004 A, 0.1% 11/6/13, LOC Wells Fargo Bank NA, CP	28,500	28,500
Santa Cruz Gen. Oblig. TRAN 2% 7/2/14	5,900	5,971
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Tulare County Gen. Oblig. TRAN 1.5% 6/30/14	$ 13,600	$ 13,719
Ventura County Gen. Oblig. TRAN 1.25% 7/1/14	16,300	16,415
		798,692
Colorado - 0.7%
Colorado Gen. Fdg. Rev. TRAN Series 2013 A, 1% 6/27/14	69,300	69,670
Connecticut - 0.2%
Bridgeport Gen. Oblig. TAN Series 2013 B, 1% 2/18/14	3,700	3,709
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 0.32% tender 11/7/13, CP mode	12,600	12,600
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series 2012 A, 2% 1/1/14	1,580	1,585
		17,894
Delaware - 0.0%
Delaware Gen. Oblig. Bonds Series 2009 C, 5% 1/1/14	1,200	1,210
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. TRAN 2% 9/30/14 (b)	11,700	11,889
District of Columbia Rev. Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.1% tender 11/6/13, LOC JPMorgan Chase Bank, CP mode	10,400	10,400
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.13% 2/11/14, LOC JPMorgan Chase Bank, CP	7,800	7,800
0.13% 2/13/14, LOC JPMorgan Chase Bank, CP	19,800	19,800
0.13% 3/11/14, LOC JPMorgan Chase Bank, CP	16,950	16,950
0.14% 11/7/13, LOC JPMorgan Chase Bank, CP	9,700	9,700
0.15% 12/2/13, LOC JPMorgan Chase Bank, CP	4,800	4,800
		81,339
Florida - 2.0%
Escambia City Health Facilities Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	11,215	11,234
Florida Board of Ed. Lottery Rev. Bonds Series 2010 F, 5% 7/1/14	3,400	3,507
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds Series 2009 D, 5% 6/1/14	5,000	5,139
Florida Dept. of Trans. Tpk. Rev. Bonds Series 2013 B, 2% 7/1/14	5,600	5,667
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	2,860	2,860
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2008 A, 5% 7/1/14	$ 6,095	$ 6,286
Florida Local Govt. Fin. Cmnty. Series 2011 A1:
0.1% 11/20/13, LOC JPMorgan Chase Bank, CP	6,089	6,089
0.11% 12/3/13, LOC JPMorgan Chase Bank, CP	452	452
0.12% 11/6/13, LOC JPMorgan Chase Bank, CP	3,901	3,901
0.12% 12/4/13, LOC JPMorgan Chase Bank, CP	8,174	8,174
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Bonds Series 2009 A, 3% 1/15/14	2,400	2,414
Hillsborough County Cap. Impt. Prog. Rev. Series 2013 A:
0.1% 11/7/13, LOC State Street Bank & Trust Co., Boston, CP	11,310	11,310
0.13% 1/30/14, LOC State Street Bank & Trust Co., Boston, CP	10,700	10,700
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2013 C1:
0.1% 12/10/13, CP	17,448	17,448
0.11% 11/5/13, CP	20,050	20,050
JEA Wtr. & Swr. Sys. Rev. Bonds Series 2013 A, 2% 10/1/14	1,000	1,016
Miami-Dade County School District TAN Series 2013, 1% 3/4/14	64,000	64,181
Palm Beach County School District TAN Series 2013 A, 4.5% 1/30/14	6,300	6,368
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.18%, tender 5/29/14 (c)	4,800	4,800
		191,596
Georgia - 0.7%
Fulton County Gen. Oblig. TAN Series 2013, 2% 12/31/13	23,300	23,370
Georgia Gen. Oblig. Bonds:
Series 2003 D, 4.5% 12/1/13 (Pre-Refunded to 12/1/13 @ 100)	4,700	4,717
Series 2004 C, 5.5% 7/1/14	9,735	10,078
Series 2009 E, 5% 7/1/14	5,000	5,160
Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,490	3,490
Georgia Muni. Elec. Auth. Pwr. Rev. Bonds (Gen. Resolution Proj.) Series 1985 A, 0.12% tender 11/13/13, LOC Barclays Bank PLC, CP mode	7,500	7,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Metropolitan Atlanta Rapid Transit:
Series 2012 C2, 0.12% 2/5/14, LOC Bank of New York, New York, CP	$ 9,000	$ 9,000
Series 2012 D1, 0.11% 11/7/13, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,000	6,000
		69,315
Hawaii - 0.0%
Honolulu City & County Gen. Oblig. Bonds Series 2009 A, 2.75% 4/1/14	1,750	1,768
Idaho - 0.4%
Idaho Gen. Oblig. TAN 2% 6/30/14	42,700	43,209
Illinois - 0.5%
Illinois Fin. Auth. Ed. Rev. Series 2013, 0.16% 2/6/14, LOC PNC Bank NA, CP	4,800	4,800
Illinois Fin. Auth. Rev. Bonds:
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
0.12% tender 2/11/14, CP mode	5,900	5,900
0.13% tender 12/2/13, CP mode	14,000	14,000
Series 2008 D, 4.5% 11/1/13	1,310	1,310
Illinois Sales Tax Rev. Bonds:
Series 2002, 5.5% 6/15/14	5,000	5,163
Series 2013, 2% 6/15/14	10,970	11,092
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds:
Series 2012 A, 5% 6/15/14	4,850	4,993
Series 2012, 5% 12/15/13	1,200	1,207
		48,465
Indiana - 1.3%
Indiana Fin. Auth. Hosp. Rev. Bonds Series 2011 N, 3% 3/1/14	1,000	1,009
Indiana Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 D2:
0.09% tender 11/6/13, CP mode	11,700	11,700
0.1% tender 12/16/13, CP mode	29,800	29,800
Indianapolis Gas Util. Sys. Rev. 0.1% 11/6/13, LOC JPMorgan Chase Bank, CP	6,100	6,100
Posey County Econ. Dev. Rev. Bonds (Midwest Fertilizer Corp. Proj.) Series 2013 A, 0.55%, tender 4/10/14 (c)	73,500	73,500
		122,109
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Kansas - 0.6%
City of Lawrence BAN:
1% 5/1/14	$ 9,500	$ 9,539
1.5% 10/1/14	10,700	10,827
Kansas Dept. of Trans. Hwy. Rev. Bonds Series 2012 A2, 0.33% 9/1/14 (c)	8,500	8,515
Wichita Gen. Oblig. BAN:
Series 254, 0.25% 2/11/14	14,600	14,600
Series 258, 0.5% 10/15/14	17,400	17,425
		60,906
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 0.2% tender 11/18/13, CP mode	3,100	3,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 0.2% tender 11/18/13, CP mode	6,500	6,500
		9,600
Maryland - 1.0%
Baltimore County Gen. Oblig.:
Bonds Series 2008, 5% 2/1/14	2,250	2,277
Series 2011:
0.09% 11/18/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
0.1% 12/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	10,650	10,650
0.1% 12/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	14,750	14,750
0.11% 12/4/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	11,250	11,250
0.12% 2/5/14 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	27,000	27,000
Howard County Gen. Oblig. Bonds Series 2010 A, 4% 2/15/14	1,000	1,011
Montgomery County Gen. Oblig. Bonds:
Series 2012 B, 2.5% 11/1/13	4,290	4,290
Series 2013 MD, 0.1%, tender 12/2/13 (c)	6,700	6,700
Washington Suburban San. District Bonds Series 2011, 5% 6/1/14	2,000	2,056
		94,734
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 1992, 0.3% tender 12/6/13, CP mode	$ 10,800	$ 10,800
Series 1993 A, 0.3% tender 12/6/13, CP mode	18,200	18,200
Series 1993 B, 0.33% tender 11/18/13, CP mode	4,050	4,050
		33,050
Michigan - 0.1%
Michigan Hosp. Fin. Auth. Rev. Bonds (Trinity Health Sys. Proj.) Series 2008 C:
0.12% tender 12/4/13, CP mode	6,100	6,100
0.13% tender 2/5/14, CP mode	6,600	6,600
		12,700
Minnesota - 0.3%
Minnesota Gen. Oblig. Bonds Series 2013 B, 5% 8/1/14	5,000	5,180
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Bonds Series 2002 A, 5.25% 1/1/14	4,245	4,280
Univ. of Minnesota Gen. Oblig. Series 2009 D:
0.09% 12/5/13, CP	2,100	2,100
0.1% 12/10/13, CP	8,350	8,350
Univ. of Minnesota Rev. Series 2013 C, 0.11% 2/4/14, CP	5,400	5,400
		25,310
Mississippi - 0.0%
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14 (c)(g)	1,885	1,885
Missouri - 0.1%
Missouri Health & Edl. Facilities Bonds (BJC Health Sys. Proj.) Series 2013 C, 0.15%, tender 5/29/14 (c)	4,700	4,700
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Bonds (CoxHealth Proj.) Series 2008 B, 0.13% tender 12/2/13, LOC Bank of Nova Scotia, CP mode	5,100	5,100
Saint Louis Gen. Fund Rev. TRAN 2% 5/30/14	3,300	3,335
		13,135
Nebraska - 0.7%
Nebraska Pub. Pwr. District Rev. Series 2013 A:
0.1% 11/6/13, CP	9,500	9,500
0.11% 11/14/13, CP	5,650	5,650
0.11% 11/15/13, CP	5,900	5,900
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Pub. Pwr. District Rev. Series 2013 A: - continued
0.11% 12/11/13, CP	$ 5,300	$ 5,300
0.11% 12/12/13, CP	12,400	12,400
Omaha Pub. Pwr. District Elec. Rev. Series 2013 A:
0.11% 12/2/13, CP	7,500	7,500
0.12% 12/12/13, CP	6,600	6,600
0.12% 12/16/13, CP	12,000	12,000
0.13% 12/9/13, CP	7,000	7,000
		71,850
Nevada - 0.3%
Clark County School District Bonds:
Series 2004 A, 5% 6/15/14	2,000	2,059
Series 2005 C, 5% 6/15/14	1,000	1,030
Series 2013 B, 3% 6/15/14	5,015	5,101
5% 6/15/14	5,745	5,914
Nevada Gen. Oblig. Bonds Series 2005 A, 5% 2/1/14	2,000	2,024
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.13% 12/5/13, LOC JPMorgan Chase Bank, CP	8,000	8,000
Series 2006 B, 0.12% 2/18/14, LOC Wells Fargo Bank NA, CP	9,000	9,000
		33,128
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A, 0.35% tender 11/8/13, CP mode	2,800	2,800
New Hampshire Gen. Oblig. Bonds Series 2012 B, 5% 11/1/13	2,700	2,700
		5,500
New Jersey - 0.0%
Passaic County Gen. Oblig. BAN Series 2012 A, 1.25% 12/27/13	3,800	3,806
New Mexico - 0.1%
New Mexico Fin. Auth. Trans. Rev. Bonds Series 2010 A1, 5% 12/15/13	1,450	1,458
New Mexico Severance Tax Rev. Bonds Series 2013 A, 5% 7/1/14	5,985	6,175
		7,633
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
New York - 0.4%
JPMorgan Chase Bonds Series Putters 4410, 0.13%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank) (c)(f)(g)	$ 8,200	$ 8,200
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 8, 0.12% 6/30/14, CP	6,400	6,400
New York Dorm. Auth. Revs. Series 1998, 0.16% 11/5/13, CP	5,000	5,000
New York Pwr. Auth. Series 1:
0.12% 11/13/13, CP	6,426	6,426
0.12% 12/5/13, CP	7,834	7,834
		33,860
North Carolina - 0.7%
Charlotte Gen. Oblig. Series 2009:
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	791	791
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	5,877	5,877
0.16% 3/14/14 (Liquidity Facility Wells Fargo Bank NA), CP	5,089	5,089
Mecklenburg County Gen. Oblig. Bonds Series 2013 A, 2% 12/1/13	3,030	3,035
North Carolina Cap. Impt. Ltd. Bonds Series 2011 A, 5% 5/1/14	10,500	10,751
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Bonds Series 2008 A, 5% 1/1/14	1,000	1,008
North Carolina Grant Anticipation Rev. Bonds Series 2007, 5% 3/1/14	2,015	2,046
North Carolina Ltd. Oblig. Bonds Series 2013 A, 5% 5/1/14	6,865	7,027
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series WF 12 52C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	10,675	10,675
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Bonds:
Series 2008 A, 5.25% 1/1/14	3,800	3,832
Series 2012 A, 2% 1/1/14	15,400	15,445
Univ. of North Carolina Charlotte Gen. Rev. Bonds Series 2013 A, 3% 4/1/14	2,030	2,053
Wake County Gen. Oblig. Bonds Series 2012 A, 5% 2/1/14	5,100	5,161
		72,790
Ohio - 0.3%
Ohio Gen. Oblig. Bonds Series 2009 C, 5% 9/15/14	2,400	2,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.):
Series 2008 B5, 0.14% tender 1/8/14, CP mode	$ 3,000	$ 3,000
Series 2008 B6:
0.14% tender 1/8/14, CP mode	15,000	15,000
0.16% tender 11/7/13, CP mode	10,000	10,000
		30,500
Oklahoma - 0.1%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2013 A:
0.11% 12/4/13, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
0.13% 12/9/13, LOC State Street Bank & Trust Co., Boston, CP	3,000	3,000
0.13% 12/9/13, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
		5,500
Oregon - 0.7%
Oregon Facilities Auth. Rev. Bonds Series 2013 C, 0.13%, tender 10/1/14 (c)	5,200	5,200
Oregon Gen. Oblig.:
Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	5,900	5,900
TAN Series 2013 A, 1.5% 7/31/14	45,100	45,544
Portland Gen. Oblig. TAN Series 2013, 1.25% 6/25/14	6,985	7,033
		63,677
Pennsylvania - 0.0%
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. BAN 2% 7/11/14	4,300	4,354
South Carolina - 0.8%
Beaufort County School District BAN Series 2013 B, 1.25% 4/24/14	6,200	6,231
Charleston County School District BAN 1% 5/8/14	5,900	5,925
Dorchester County No. 2 School District BAN 0.2% 8/15/14	15,200	15,201
South Carolina Assoc. of Governmental Organizations Ctfs. of Prtn. Bonds:
Series 2013 A, 1.5% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	11,700	11,751
Series 2013 D, 1% 3/3/14 (South Carolina Gen. Oblig. Guaranteed)	29,100	29,182
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev. Bonds Series 2009, 5% 1/1/14	$ 1,000	$ 1,008
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 0.3% tender 11/1/13, CP mode	7,200	7,200
		76,498
Tennessee - 0.0%
Memphis Elec. Sys. Rev. Bonds Series 2003 A, 5% 12/1/13	3,000	3,012
Texas - 7.0%
Arlington Independent School District Bonds Series 2004, 5% 2/15/14 (Permanent School Fund of Texas Guaranteed)	2,050	2,078
Austin Elec. Util. Sys. Rev. Series 2013 A:
0.12% 2/18/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	8,514	8,514
0.14% 2/19/14, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,600	11,600
Comal Independent School District Bonds Series 2012 A, 3% 2/1/14 (Permanent School Fund of Texas Guaranteed)	1,410	1,420
Harris County Gen. Oblig.:
Series 2013 A1, 0.09% 11/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	4,400	4,400
Series 2013 D, 0.13% 2/18/14 (Liquidity Facility JPMorgan Chase Bank), CP	3,900	3,900
TAN Series 2013, 1% 2/28/14	6,100	6,117
Harris County Metropolitan Trans. Auth.:
Series 2011 A1:
0.14% 2/11/14 (Liquidity Facility JPMorgan Chase Bank), CP	28,150	28,150
0.15% 2/20/14 (Liquidity Facility JPMorgan Chase Bank), CP	15,400	15,400
Series 2013 A1, 0.17% 2/6/14 (Liquidity Facility JPMorgan Chase Bank), CP	11,750	11,750
Series 2013 A3, 0.17% 3/20/14 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,000	9,000
Houston Gen. Oblig. TRAN Series 2013, 2% 6/30/14	16,500	16,697
Houston Util. Sys. Rev. Bonds:
Series 2007 B, 5% 11/15/13	1,585	1,588
Series 2010 C, 5% 11/15/13	1,905	1,908
Series 2011 E:
5% 11/15/13	2,000	2,004
5% 11/15/14	2,500	2,624
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	$ 4,100	$ 4,100
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	3,940	3,940
Lewisville Independent School District Bonds 5% 8/15/14 (Permanent School Fund of Texas Guaranteed)	2,000	2,075
Lower Colorado River Auth. Rev.:
Bonds Series 2012, 5% 5/15/14	6,480	6,646
0.1% 12/3/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	7,000	7,000
0.12% 11/6/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	5,500	5,500
0.12% 12/4/13, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	6,100	6,100
Lower Colorado River Auth. Transmission Contract Rev. Bonds 3% 5/15/14	1,685	1,710
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	7,270	7,270
North Texas Tollway Auth. Rev. Bonds Series 2009 D:
0.12% tender 12/9/13, LOC JPMorgan Chase Bank, CP mode	5,000	5,000
0.12% tender 12/10/13, LOC JPMorgan Chase Bank, CP mode	8,000	8,000
San Antonio Elec. & Gas Sys. Rev. Bonds:
Series 2002, 5.375% 2/1/14	5,000	5,065
Series 2006 A, 5% 2/1/14	4,000	4,048
San Antonio Wtr. Sys. Rev. Bonds Series 2013 B, 2% 5/15/14	1,875	1,893
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.) Series 2013 B, 0.17%, tender 5/29/14 (c)	3,200	3,200
Texas A&M Univ. Rev. Bonds Series 2013 A, 2% 5/15/14	3,575	3,610
Texas Gen. Oblig.:
Bonds:
Series Putters 4393, 0.12%, tender 1/30/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	8,700	8,700
Series Putters 4394, 0.12%, tender 12/5/13 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	13,700	13,700
TRAN Series 2013, 2% 8/28/14	374,100	379,639
Texas Muni. Pwr. Agcy. Rev. Series 2005:
0.12% 11/13/13, LOC Barclays Bank PLC, CP	3,200	3,200
0.13% 12/12/13, LOC Barclays Bank PLC, CP	17,800	17,800
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. Bonds Series 2010 A, 5% 7/1/14	$ 740	$ 763
Texas Trans. Commission State Hwy. Fund Rev. Bonds:
Series 2006 A, 5.25% 4/1/14	1,170	1,194
Series 2007, 5% 4/1/14	1,000	1,020
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.09% 11/19/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	19,600	19,600
0.09% 12/3/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	6,000	6,000
0.12% 2/5/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,739	5,739
0.13% 3/6/14 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,900	5,900
Upper Trinity Reg'l. Wtr. District Series 2013 A, 0.12% 11/6/13, LOC Bank of America NA, CP	6,750	6,750
Victoria Independent School District Bonds:
Series 2005, 4% 2/15/14 (Permanent School Fund of Texas Guaranteed)	1,360	1,375
Series WF 08 26C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	12,275	12,275
		685,962
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.11% 11/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	5,100	5,100
Series 1997 B3, 0.11% 11/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	41,000	41,000
Series 1998 B4, 0.11% 11/26/13 (Liquidity Facility JPMorgan Chase Bank), CP	2,940	2,940
Salt Lake County Utah TRAN Series 2013, 1% 12/27/13	16,900	16,922
Utah Gen. Oblig. Bonds Series 2013, 5% 7/1/14	5,265	5,433
		71,395
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.16%, tender 5/29/14 (c)	7,800	7,800
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 C, 0.2%, tender 5/29/14 (c)	17,240	17,240
Series 2012 A, 0.16%, tender 5/29/14 (c)	13,140	13,140
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds:
(21st Century College and Equip. Prog.) Series 2010 B, 5% 2/1/14	$ 4,110	$ 4,160
Series 2009 A, 5% 2/1/14	2,610	2,641
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Proj.) Series 2012, 4% 5/15/14	1,000	1,020
Virginia Pub. School Auth. Bonds:
Series 1997 B, 5% 8/1/14	2,080	2,154
Series 2006 A, 5% 8/1/14	5,135	5,319
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.) (c)(f)(g)	11,795	11,795
		65,269
Washington - 0.7%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	9,950	9,950
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2007 A, 5% 7/1/14	1,000	1,032
Series 2009, 4% 7/1/14	1,375	1,410
King County Swr. Rev. Bonds Series 2004 B, 5% 1/1/14	3,500	3,528
Seattle Muni. Lt. & Pwr. Rev. Bonds:
Series 2010 B, 5% 2/1/14	1,500	1,518
Series 2013, 2% 7/1/14	3,025	3,061
Snohomish County Pub. Util. District #1 Bonds Series 2010, 5% 12/1/13	1,100	1,104
Univ. of Washington Univ. Revs. Bonds Series 2013, 2% 7/1/14	2,890	2,925
Washington Gen. Oblig. Bonds:
Series 2004 C, 4.5% 1/1/14	3,400	3,424
Series 2005 B, 4% 1/1/14	700	704
Series 2013 D, 2% 2/1/14	2,780	2,793
Series 2013 E, 5% 2/1/14	1,000	1,012
Series Putters 4408, 0.14%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(g)	12,900	12,900
Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA) (c)(f)(g)	18,415	18,415
		63,776
Wisconsin - 0.9%
Milwaukee Gen. Oblig. RAN Series 2013 R1, 1.75% 12/5/13	21,200	21,231
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Milwaukee School District RAN 2% 6/30/14	$ 31,100	$ 31,476
Wisconsin Gen. Oblig.:
Bonds:
Series 1, 5% 5/1/14	1,600	1,638
Series 2005 I, 5% 5/1/14	2,000	2,048
Series 2005 A, 0.13% 2/19/14 (Liquidity Facility Bank of New York, New York), CP	5,000	5,000
Series 2006 A, 0.1% 11/6/13 (Liquidity Facility Bank of New York, New York), CP	4,700	4,700
Wisconsin Health & Edl. Facilities Bonds Series 2013 B, 0.14%, tender 5/29/14 (c)	4,700	4,700
Wisconsin Health & Edl. Facilities Auth. Rev. Bonds 0.13% tender 12/2/13, CP mode	3,260	3,260
Wisconsin Trans. Rev.:
Series 1997, 0.09% 11/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	10,341	10,341
Series 2006 A:
0.09% 11/5/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,300	1,300
0.14% 2/11/14 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	6,910	6,906
		92,600
TOTAL OTHER MUNICIPAL DEBT (Cost $3,203,085)		3,203,085
Investment Company - 6.6%
	Shares
Fidelity Tax-Free Cash Central Fund, 0.09% (d)(e) (Cost $645,116)	645,116,000	645,116
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $9,788,727)		9,788,727
NET OTHER ASSETS (LIABILITIES) - 0.2%		16,464
NET ASSETS - 100%		$ 9,805,191
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,000,000 or 0.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $175,585,000 or 1.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series WF 11 38, 0.18%, tender 2/13/14 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$ 9,950
Chandler Gen. Oblig. Bonds Series GS 07 49TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	9/25/12	$ 4,040
Florida Gen. Oblig. Bonds Series PZ 130, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/10/06	$ 2,860
Georgia Gen. Oblig. Bonds Series 85TP, 0.19%, tender 12/12/13 (Liquidity Facility Wells Fargo & Co.)	10/18/12	$ 3,490
Security	Acquisition Date	Cost (000s)
Irving Independent School District Bonds Series PT 3954, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	11/29/12	$ 4,100
JPMorgan Chase Bonds Series Putters 4410, 0.13%, tender 1/30/14 (Liquidity Facility JPMorgan Chase Bank)	10/31/13	$ 8,200
Judson Independent School District Bonds Series MS 06 1859, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	9/7/12	$ 3,940
Los Angeles Unified School District Bonds Series Putters 4290, 0.12%, tender 11/28/13 (Liquidity Facility JPMorgan Chase & Co.)	3/28/13	$ 21,700
Mississippi Hosp. Equip. & Facilities Auth. Bonds (Baptist Memorial Health Care Proj.) Series 2004 B2, 0.18%, tender 1/8/14	7/9/13	$ 1,885
Security	Acquisition Date	Cost (000s)
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds Series WF 12 52C, 0.18%, tender 11/7/13 (Liquidity Facility Wells Fargo Bank NA)	6/28/12	$ 10,675
North Central Texas Health Facilities Dev. Corp. Bonds Series WF 09 33C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 7,270
Orange County Sanitation District Ctfs. of Prtn. Bonds Series MS 06 2222, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	5/17/13	$ 5,800
Oregon Gen. Oblig. Bonds Series WF11 57 C, 0.18%, tender 1/16/14 (Liquidity Facility Wells Fargo Bank NA)	12/12/12	$ 5,900
San Diego County Wtr. Auth. Wtr. Rev. Bonds Series WF 08 29C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	3/22/12 - 5/1/12	$ 7,990
Security	Acquisition Date	Cost (000s)
Texas Gen. Oblig. Bonds Series Putters 4393, 0.12%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.)	9/5/13	$ 8,700
Texas Gen. Oblig. Bonds Series Putters 4394, 0.12%, tender 11/7/13 (Liquidity Facility JPMorgan Chase & Co.)	9/5/13	$ 13,700
Victoria Independent School District Bonds Series WF 08 26C, 0.2%, tender 4/17/14 (Liquidity Facility Wells Fargo & Co.)	8/18/11	$ 12,275
Virginia Resources Auth. Clean Wtr. Rev. Bonds Series MS 06 1860, 0.19%, tender 11/21/13 (Liquidity Facility Wells Fargo & Co.)	9/5/12	$ 11,795
Washington Gen. Oblig. Bonds Series Putters 4408, 0.14%, tender 1/23/14 (Liquidity Facility JPMorgan Chase & Co.)	10/24/13	$ 12,900
Security	Acquisition Date	Cost (000s)
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.18%, tender 2/6/14 (Liquidity Facility Wells Fargo Bank NA)	2/3/11 - 5/9/13	$ 18,415
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 554
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,143,611)	$ 9,143,611
Fidelity Central Funds (cost $645,116)	645,116
Total Investments (cost $9,788,727)		$ 9,788,727
Cash		361
Receivable for investments sold		45,500
Receivable for fund shares sold		113,195
Interest receivable		11,978
Distributions receivable from Fidelity Central Funds		45
Prepaid expenses		30
Receivable from investment adviser for expense reductions		63
Other receivables		51
Total assets		9,959,950

Liabilities
Payable for investments purchased Regular delivery	$ 8,232
Delayed delivery	11,889
Payable for fund shares redeemed	131,980
Distributions payable	7
Accrued management fee	781
Other affiliated payables	1,769
Other payables and accrued expenses	101
Total liabilities		154,759

Net Assets		$ 9,805,191
Net Assets consist of:
Paid in capital		$ 9,805,002
Accumulated undistributed net realized gain (loss) on investments		189
Net Assets		$ 9,805,191

Daily Money Class: Net Asset Value, offering price and redemption price per share ($442,274 ÷ 441,833 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($442,058 ÷ 441,619 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($8,920,859 ÷ 8,915,966 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2013

Investment Income
Interest		$ 12,718
Income from Fidelity Central Funds		554
Total income		13,272

Expenses
Management fee	$ 23,895
Transfer agent fees	19,119
Distribution and service plan fees	3,368
Accounting fees and expenses	785
Custodian fees and expenses	122
Independent trustees' compensation	35
Registration fees	620
Audit	52
Legal	26
Miscellaneous	105
Total expenses before reductions	48,127
Expense reductions	(35,811)	12,316
Net investment income (loss)		956
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		791
Net increase in net assets resulting from operations		$ 1,747

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2013	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 956	$ 825
Net realized gain (loss)	791	585
Net increase in net assets resulting from operations	1,747	1,410
Distributions to shareholders from net investment income	(955)	(826)
Share transactions - net increase (decrease)	1,063,396	784,249
Total increase (decrease) in net assets	1,064,188	784,833

Net Assets
Beginning of period	8,741,003	7,956,170
End of period	$ 9,805,191	$ 8,741,003

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.001
Distributions from net investment income	- D	- D	- D	- D	(.001)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.06%
Ratios to Average Net Assets B, C
Expenses before reductions	.72%	.72%	.72%	.72%	.76%
Expenses net of fee waivers, if any	.13%	.17%	.21%	.28%	.60%
Expenses net of all reductions	.13%	.17%	.21%	.28%	.59%
Net investment income (loss)	.01%	.01%	.01%	.01%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 442	$ 481	$ 525	$ 508	$ 597

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss) D	-	-	-	-	-
Distributions from net investment income D	-	-	-	-	-
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.02%
Ratios to Average Net Assets B, C
Expenses before reductions	.97%	.97%	.97%	.97%	1.01%
Expenses net of fee waivers, if any	.13%	.17%	.22%	.28%	.63%
Expenses net of all reductions	.13%	.17%	.22%	.28%	.63%
Net investment income (loss)	.01%	.01%	.01%	.01%	.02%
Supplemental Data
Net assets, end of period (in millions)	$ 442	$ 402	$ 399	$ 371	$ 452

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- D	- D	- D	- D	.002
Distributions from net investment income	- D	- D	- D	- D	(.002)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	.01%	.01%	.01%	.01%	.18%
Ratios to Average Net Assets B, C
Expenses before reductions	.47%	.47%	.47%	.47%	.51%
Expenses net of fee waivers, if any	.13%	.17%	.21%	.28%	.47%
Expenses net of all reductions	.13%	.17%	.21%	.28%	.46%
Net investment income (loss)	.01%	.01%	.01%	.01%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 8,921	$ 7,858	$ 7,032	$ 6,006	$ 5,918

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Fund

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 10/31/13
1 - 7	39.0
8 - 30	18.2
31 - 60	10.2
61 - 90	3.4
91 - 180	23.4
> 180	5.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
10/31/13
Government Fund	56 Days
Government Retail Money Market Funds Average*	52 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
10/31/13
Government Fund	97 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of October 31, 2013
Treasury Debt 3.1%
Government Agency Debt 54.7%
Repurchase Agreements 41.6%
Net Other Assets (Liabilities) 0.6%

* Source: iMoneyNet, Inc.

Annual Report

Government Fund
Investment Summary/Performance (Unaudited) - continued

Current and Historical Seven-Day Yields

	10/31/13	7/31/13

Daily Money Class	0.01%	0.01%

Capital Reserves Class	0.01%	0.01%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending October 31, 2013, the most recent period shown in the table, would have been -6.44% for Daily Money Class and -6.75% for Capital Reserves Class.

Annual Report

Government Fund

Investments October 31, 2013

Showing Percentage of Net Assets

Treasury Debt - 3.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 3.1%
U.S. Treasury Bills
4/24/14 to 5/1/14	0.08%	$ 40	$ 40
U.S. Treasury Notes
11/15/13 to 5/31/14	0.08 to 0.10	40	40
TOTAL TREASURY DEBT (Cost $80)			80
Government Agency Debt - 54.7%

Federal Agencies - 54.7%
Fannie Mae
12/11/13 to 8/5/15	0.14 to 0.18 (b)	224	225
Federal Farm Credit Bank
12/12/13 to 4/8/14	0.10 to 0.18	345	348
Federal Home Loan Bank
11/13/13 to 10/23/15	0.08 to 0.25 (b)	590	590
Freddie Mac
1/7/14 to 7/17/15	0.12 to 0.17 (b)	268	269
TOTAL GOVERNMENT AGENCY DEBT (Cost $1,432)			1,432
Government Agency Repurchase Agreement - 41.6%
	Maturity Amount (000s)
In a joint trading account at:
0.1% dated 10/31/13 due 11/1/13 (Collateralized by U.S. Government Obligations) #	$ 250	250
0.12% dated 10/31/13 due 11/1/13 (Collateralized by U.S. Government Obligations) #	289	289
With:
BNP Paribas Securities Corp. at:
0.06%, dated:
10/3/13 due 11/4/13 (Collateralized by U.S. Government Obligations valued at $28,268, 5.5% - 6%, 1/20/39 - 5/1/41)	27	27
10/22/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $58,865, 3% - 6%, 1/20/39 - 3/20/42)	57	57
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
BNP Paribas Securities Corp. at:
0.06%, dated:
10/23/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $58,865, 3% - 6%, 1/20/41 - 3/20/42)	$ 57	$ 57
0.1%, dated 10/8/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $4,808, 5.5% - 6%, 1/20/39 - 5/1/41)	4	4
0.13%, dated 10/9/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $11,948, 5.5% - 6%, 1/20/39 - 5/1/41)	11	11
ING Financial Markets LLC at:
0.1%, dated 10/4/13 due 11/7/13 (Collaterlized by U.S. Government Obligations valued at $5,134, 3.5%, 8/1/42-10/1/42)	5	5
0.15%, dated 10/15/13 due 11/7/13 (Collaterlized by U.S. Government Obligations valued at $3,078, 4%, 6/20/41)	3	3
Merrill Lynch, Pierce, Fenner & Smith at:
0.07%, dated 9/6/13 due 11/5/13 (Collateralized by U.S. Government Obligations valued at $38,765, 4%, 10/1/43)	38	38
0.13%, dated 10/8/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $27,543, 4%, 10/1/43)	27	27
0.14%, dated 10/9/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $15,301, 4%, 10/1/43)	15	15
0.15%, dated 10/11/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $12,241, 4%, 10/1/43)	12	12
RBC Capital Markets Corp. at:
0.06%, dated 10/23/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $29,581, 3% - 4.5%, 7/1/31 - 1/1/43)	29	29
0.07%, dated:
9/16/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $44,742, 2.41% - 3.5%, 1/1/40 - 7/1/43)	43	43
9/17/13 due 11/7/13 (Collateralized by U.S. Government Obligations valued at $57,770, 2.39% - 6.5%, 7/1/31 - 5/1/43)	56	56
UBS Securities LLC at 0.09%, dated 10/29/13 due 11/5/13 (Collateralized by U.S. Government Obligations valued at $42,231, 2.5%, 12/15/38)	41	41
Government Agency Repurchase Agreement - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Wells Fargo Securities, LLC at 0.1%, dated:
9/16/13 due 11/12/13 (Collateralized by U.S. Government Obligations valued at $76,464, 0.57% - 4.5%, 2/15/32 - 4/1/43)	$ 74	$ 74
9/17/13 due 11/15/13 (Collateralized by U.S. Government Obligations valued at $52,020, 2.5% - 3.5%, 10/1/28 - 7/1/43)	50	50
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $1,088)		1,088
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $2,600)		2,600
NET OTHER ASSETS (LIABILITIES) - 0.6%		15
NET ASSETS - 100%		$ 2,615
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$250,000 due 11/01/13 at 0.10%
Citibank NA	$ 94
Merrill Lynch, Pierce, Fenner & Smith, Inc.	44
Societe Generale	112
$ 250
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$289,000 due 11/01/13 at 0.12%
BNY Mellon Capital Markets LLC	$ 48
Bank of America NA	44
Deutsche Bank Securities, Inc.	9
Mizuho Securities USA, Inc.	188
$ 289
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2013

Assets
Investment in securities, at value (including repurchase agreements of $1,088) - See accompanying schedule: Unaffiliated issuers (cost $2,600)		$ 2,600
Interest receivable		5
Prepaid expenses		26
Receivable from investment adviser for expense reductions		12
Total assets		2,643

Liabilities
Audit fees payable	$ 27
Other payables and accrued expenses	1
Total liabilities		28

Net Assets		$ 2,615
Net Assets consist of:
Paid in capital		$ 2,615
Accumulated undistributed net realized gain (loss) on investments		-
Net Assets		$ 2,615

Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,333 ÷ 1,333 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,282 ÷ 1,282 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	For the period July 2, 2013 (commencement of operations) to October 31, 2013

Investment Income
Interest		$ 1

Expenses
Management fee	$ 2
Transfer agent fees	3
Distribution and service plan fees	3
Custodian fees and expenses	1
Registration fees	14
Audit	29
Total expenses before reductions	52
Expense reductions	(51)	1
Net investment income (loss)		-
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		-
Net increase in net assets resulting from operations		$ -

See accompanying notes which are an integral part of the financial statements.

Annual Report

Government Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	For the period July 2, 2013 (commencement of operations) to October 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ -
Net realized gain (loss)	-
Net increase in net assets resulting from operations	-
Distributions to shareholders from net investment income	-
Share transactions - net increase (decrease)	2,615
Total increase (decrease) in net assets	2,615

Net Assets
Beginning of period	-
End of period	$ 2,615

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Period ended October 31,	2013 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-
Distributions from net investment income F	-
Net asset value, end of period	$ 1.00
Total Return B, C	-%
Ratios to Average Net Assets E
Expenses before reductions	5.92% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	.01% A
Supplemental Data
Net assets, end of period (in millions)	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period July 2, 2013 (commencement of operations) to October 31, 2013.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Period ended October 31,	2013 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00
Income from Investment Operations
Net investment income (loss) F	-
Distributions from net investment income F	-
Net asset value, end of period	$ 1.00
Total Return B, C	-%
Ratios to Average Net Assets E
Expenses before reductions	6.17% A
Expenses net of fee waivers, if any	.10% A
Expenses net of all reductions	.10% A
Net investment income (loss)	.01% A
Supplemental Data
Net assets, end of period (in millions)	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period July 2, 2013 (commencement of operations) to October 31, 2013.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2013

(Amounts in thousands except percentages)

1. Organization.

Treasury Fund (Treasury), Prime Fund (Prime), Tax-Exempt Fund (Tax-Exempt) and Government Fund (Government) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Treasury offers three classes of shares, Daily Money Class, Capital Reserves Class and Advisor C Class. Prime and Government each offer two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Treasury Advisor B Class shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class, along with Treasury Advisor B Class, has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Treasury Advisor B Class shares will automatically convert to Treasury Daily Money Class shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the

Annual Report

3. Significant Accounting Policies - continued

date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime and Tax-Exempt, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Treasury incurred an excise tax liability on undistributed net investment income. Prime incurred an excise tax liability on undistributed net investment income and undistributed short-term capital gain. Tax-Exempt incurred and excise tax liability on undistributed long-term capital gain, which is included in Miscellaneous expense on each Fund's Statement of Operations. As of October 31, 2013, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

Prime and Tax-Exempt purchase municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury	$ 5,515,614	$ -	$ -	$ -
Prime	19,327,656	-	-	-
Tax-Exempt	9,788,727	-	-	-
Government	2,600	-	-	-

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
Treasury	$ -	$ 58	$ -	$ -
Prime	-	338	-	-
Tax-Exempt	61	-	178	-
Government	-	-*	-	-

* Amount represents sixteen dollars.

The tax character of distributions paid was as follows:

October 31, 2013
	Tax-Exempt Income	Ordinary Income	Total
Treasury	$ -	$ 540	$ 540
Prime	-	1,879	1,879

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

October 31, 2013
	Tax-Exempt Income	Ordinary Income	Total
Tax-Exempt	$ 955	$ -	$ 955
Government	-	-*	-*

* Amount represents eighty six dollars.

October 31, 2012
	Tax-Exempt Income	Ordinary Income	Total
Treasury	$ -	$ 533	$ 533
Prime	-	1,759	1,759
Tax-Exempt	826	-	826

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and

Annual Report

3. Significant Accounting Policies - continued

Reverse Repurchase Agreements - continued

Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding. During the period, the average principal balance of reverse repurchase transactions and the weighted average interest rate with payments included in the Statement of Operations as a component of miscellaneous expense is as follows:

	Average Loan Balance	Weighted Average Interest Rate
Prime	$ 31,350.01%

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .25% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

Treasury	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Daily Money Class	-%	.25%	$ 9,950	$ -
Capital Reserves Class	.25%	.25%	6,435	-
Advisor B Class	.75%	.25%	236	-
Advisor C Class	.75%	.25%	1,095	-
			$ 17,716	$ -
Prime
Daily Money Class	-%	.25%	$ 21,976	$ -
Capital Reserves Class	.25%	.25%	50,198	-
			$ 72,174	$ -
Tax-Exempt
Daily Money Class	-%	.25%	$ 1,210	$ -
Capital Reserves Class	.25%	.25%	2,158	-
			$ 3,368	$ -
Government
Daily Money Class	-%	.25%	$ 1	$ -
Capital Reserves Class	.25%	.25%	2	-
			$ 3	$ -

During the period, FMR or its affiliates waived a portion of these fees.

Sales Load. Fidelity Distributors Corporation (FDC) receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5.00% to 1.00% for Treasury - Advisor B and 1.00% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Treasury
Daily Money Class	$ -**
Advisor B Class*	82
Advisor C Class*	69
Prime
Daily Money Class	20
Tax-Exempt
Daily Money Class	1

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

** Amount represents sixty dollars.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury, Prime and Government. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer agency and shareholder servicing functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of average net assets. The transfer agent fee for each class of Tax-Exempt is paid to Citibank. For the period, transfer agent fees for each class were as follows:

Treasury - Daily Money Class	$ 7,982
Treasury - Capital Reserves Class	2,576
Treasury - Advisor B Class	48
Treasury - Advisor C Class	222
$ 10,828
Prime - Daily Money Class	$ 17,634
Prime - Capital Reserves Class	20,083
$ 37,717
Tax-Exempt - Daily Money Class	$ 969
Tax-Exempt - Capital Reserves Class	864
Tax-Exempt - Fidelity Tax-Free Money Market Fund	17,286
$ 19,119

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent - continued

Government - Daily Money Class	$ 2
Government - Capital Reserves Class	1
$ 3

During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for each month. The fee for Tax-Exempt is paid to Citibank.

5. Expense Reductions.

FMR contractually agreed to reimburse each class of Government to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2014. Some expenses, for example interest expense, are excluded from this reimbursement.

FMR voluntarily agreed to reimburse Prime and Tax-Exempt to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Prime
Daily Money Class	.70%	$ 3,741
Capital Reserves Class	.95%	4,227
Tax-Exempt
Daily Money Class	.70%	$ 90
Capital Reserves Class	.95%	77
Fidelity Tax-Free Money Market Fund	.45%	1,533
Government
Daily Money Class	.70%	$ 23
Capital Reserves Class	.95%	22

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued

Annual Report

5. Expense Reductions - continued

by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury
Daily Money Class	$ 24,532
Capital Reserves Class	11,115
Advisor B Class	322
Advisor C Class	1,499
Prime
Daily Money Class	$ 40,734
Capital Reserves Class	71,556
Tax-Exempt
Daily Money Class	$ 2,753
Capital Reserves Class	3,542
Fidelity Tax-Free Money Market Fund	27,758
Government
Daily Money Class	$ 2
Capital Reserves Class	4

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Accounting expense reduction

Tax-Exempt	$ 41	$ 17

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended October 31,	2013A	2012
From net investment income
Treasury - Daily Money Class	$ 398	$ 378
Treasury - Capital Reserves Class	129	141
Treasury - Advisor B Class	2	3
Treasury - Advisor C Class	11	11
Total	$ 540	$ 533
Prime - Daily Money Class	$ 878	$ 826
Prime - Capital Reserves Class	1,001	933
Total	$ 1,879	$ 1,759

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

6. Distributions to Shareholders - continued

Years ended October 31,	2013A	2012
From net investment income
Tax-Exempt - Daily Money Class	$ 48	$ 49
Tax-Exempt - Capital Reserves Class	43	40
Tax-Exempt - Fidelity Tax-Free Money Market Fund	864	737
Total	$ 955	$ 826
Government - Daily Money Class	$ -*	$ -
Government - Capital Reserves Class	-**	-
Total	$ -***	$ -

A Distributions for Government are for the period July 2, 2013 (commencement of sale of shares) to October 31, 2013

* Amount represents forty-four dollars

** Amount represents forty-two dollars

*** Amount represents eighty-six dollars

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

Years ended October 31,	2013A	2012
Treasury - Daily Money Class Shares sold	14,909,061	13,755,352
Reinvestment of distributions	319	333
Shares redeemed	(14,562,417)	(13,766,136)
Net increase (decrease)	346,963	(10,451)
Treasury - Capital Reserves Class Shares sold	3,769,269	4,221,478
Reinvestment of distributions	95	114
Shares redeemed	(3,928,848)	(4,156,831)
Net increase (decrease)	(159,484)	64,761
Treasury - Advisor B Class Shares sold	10,912	9,441
Reinvestment of distributions	2	3
Shares redeemed	(17,447)	(20,456)
Net increase (decrease)	(6,533)	(11,012)
Treasury - Advisor C Class Shares sold	129,664	81,602
Reinvestment of distributions	10	10
Shares redeemed	(116,932)	(106,198)
Net increase (decrease)	12,742	(24,586)

Annual Report

7. Share Transactions - continued

Prime - Daily Money Class Shares sold	31,564,769	27,164,770
Reinvestment of distributions	754	761
Shares redeemed	(30,460,887)	(27,544,979)
Net increase (decrease)	1,104,636	(379,448)
Prime - Capital Reserves Class Shares sold	39,826,155	34,545,155
Reinvestment of distributions	825	843
Shares redeemed	(39,034,374)	(34,263,372)
Net increase (decrease)	792,606	282,626
Tax-Exempt - Daily Money Class Shares sold	1,395,758	1,276,010
Reinvestment of distributions	44	46
Shares redeemed	(1,434,574)	(1,319,510)
Net increase (decrease)	(38,772)	(43,454)
Tax-Exempt - Capital Reserves Class Shares sold	1,856,746	1,613,134
Reinvestment of distributions	32	34
Shares redeemed	(1,817,123)	(1,610,092)
Net increase (decrease)	39,655	3,076
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	28,349,275	23,396,718
Reinvestment of distributions	814	716
Shares redeemed	(27,287,576)	(22,572,807)
Net increase (decrease)	1,062,513	824,627
Government - Daily Money Class Shares sold	1,467	-
Reinvestment of distributions	-*	-
Shares redeemed	(134)	-
Net increase (decrease)	1,333	-
Government - Capital Reserves Class Shares sold	1,303	-
Reinvestment of distributions	-**	-
Shares redeemed	(21)	-
Net increase (decrease)	1,282	-

A Share transactions for Government are for the period July 2, 2013 (commencement of sale of shares) to October 31, 2013.

* Amount represents forty-four dollars

** Amount represents forty-two dollars

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 96% of the total outstanding shares of the Government Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Treasury Fund, Prime Fund and Tax-Exempt Fund (funds of Fidelity Newbury Street Trust) at October 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Newbury Street Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 9, 2013

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust and Shareholders of Government Fund:

We have audited the accompanying statement of assets and liabilities of Government Fund (the Fund), a fund of Fidelity Newbury Street Trust, including the schedule of investments, as of October 31, 2013, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period from July 2, 2013 (commencement of operations) to October 31, 2013. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2013, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Fund as of October 31, 2013, the results of its operations, the changes in net assets, and the financial highlights for the period from July 2, 2013 (commencement of operations) to October 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 6, 2013

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for Elizabeth S. Acton and James C. Curvey, each of the Trustees oversees 223 funds. Ms. Acton oversees 205 funds. Mr. Curvey oversees 394 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person of the trust and the funds (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the month in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Albert R. Gamper, Jr. serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

Trustees and Officers - continued

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
James C. Curvey (1935)
Year of Election or Appointment: 2007 Trustee

Mr. Curvey also serves as Trustee of other Fidelity funds. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

Abigail P. Johnson (1961)
Year of Election or Appointment: 2009 Trustee Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity funds. Ms. Johnson serves as President of FMR LLC (2013-present), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013 Trustee

Ms. Acton also serves as Trustee or Member of the Advisory Board of other Fidelity funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present).

Albert R. Gamper, Jr. (1942)
Year of Election or Appointment: 2006 Trustee Chairman of the Independent Trustees

Mr. Gamper also serves as Trustee of other Fidelity funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Barnabas Health Care System. Previously, Mr. Gamper served as Vice Chairman of the Independent Trustees of certain Fidelity funds (2011-2012) and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)
Year of Election or Appointment: 2010 Trustee

Mr. Gartland also serves as Trustee of other Fidelity funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)
Year of Election or Appointment: 2008 Trustee

Mr. Johnson also serves as Trustee of other Fidelity funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)
Year of Election or Appointment: 2009 Trustee

Mr. Kenneally also serves as Trustee of other Fidelity funds. Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity funds before joining the Board of Trustees (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)
Year of Election or Appointment: 2007 Trustee

Mr. Keyes also serves as Trustee of other Fidelity funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)
Year of Election or Appointment: 2001 Trustee Vice Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002).

Kenneth L. Wolfe (1939)
Year of Election or Appointment: 2005 Trustee

Mr. Wolfe also serves as Trustee of other Fidelity funds. Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009). Mr. Wolfe previously served as Chairman of the Independent Trustees of other Fidelity funds (2008-2012).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Executive officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation
Elizabeth Paige Baumann (1968)
Year of Election or Appointment: 2012 Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer of FMR LLC (2012-present) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as Vice President and Deputy Anti-Money Laundering Officer (2007-2012).

Marc Bryant (1966)
Year of Election or Appointment: 2013 Assistant Secretary

Mr. Bryant also serves as an officer of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC. Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jonathan Davis (1968)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Adrien E. Deberghes (1967)
Year of Election or Appointment: 2010 Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Stephanie J. Dorsey (1969)
Year of Election or Appointment: 2013 President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Scott C. Goebel (1968)
Year of Election or Appointment: 2008 Secretary and Chief Legal Officer (CLO)

Mr. Goebel serves as Secretary and CLO of other funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Secretary and CLO of other Fidelity funds (2008-2013), Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007). Mr. Goebel has been employed by FMR LLC or an affiliate since 2001.

Chris Maher (1972)
Year of Election or Appointment: 2013 Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of FMR's Program Management Group (2010-2013), and Vice President of Valuation Oversight (2008-2010).

Charles S. Morrison (1960)
Year of Election or Appointment: 2012 Vice President

Mr. Morrison also serves as Vice President of other funds. He serves as President, Fixed Income and is an employee of Fidelity Investments. Previously, Mr. Morrison served as Vice President of Fidelity's Money Market Funds (2005-2009), President, Money Market Group Leader of FMR (2009), and Senior Vice President, Money Market Group of FMR (2004-2009). Mr. Morrison also served as Vice President of Fidelity's Bond Funds (2002-2005), certain Balanced Funds (2002-2005), and certain Asset Allocation Funds (2002-2007), and as Senior Vice President (2002-2005) of Fidelity's Fixed Income Division.

Nancy D. Prior (1967)
Year of Election or Appointment: 2012 Vice President of Fidelity's Money Market Funds

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President, Money Market Group of FMR (2011-present) and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of other Fidelity funds (2008-2009).

Christine Reynolds (1958)
Year of Election or Appointment: 2008 Chief Financial Officer

Ms. Reynolds also serves as Chief Financial Officer of other funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Kenneth B. Robins (1969)
Year of Election or Appointment: 2009 Assistant Treasurer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (2013-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served in other fund officer roles.

Gary W. Ryan (1958)
Year of Election or Appointment: 2005 Assistant Treasurer

Mr. Ryan also serves as Assistant Treasurer of other funds. Mr. Ryan is an employee of Fidelity Investments and has served in other fund officer roles. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Stephen Sadoski (1971)
Year of Election or Appointment: 2013 Deputy Treasurer

Mr. Sadoski also serves as Deputy Treasurer of other funds. He is an employee of Fidelity Investments (2012-present) and has served in another fund officer role. Prior to joining Fidelity Investments, Mr. Sadoski served as an assistant chief accountant in the Division of Investment Management of the Securities and Exchange Commission (SEC) (2009-2012) and as a senior manager at Deloitte & Touche LLP (1997-2009).

Stacie M. Smith (1974)
Year of Election or Appointment: 2013 Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009).

Renee Stagnone (1975)
Year of Election or Appointment: 2013 Deputy Treasurer
Ms. Stagnone also serves as Deputy Treasurer of other funds. Ms. Stagnone is an employee of Fidelity Investments.
Michael H. Whitaker (1967)
Year of Election or Appointment: 2008 Chief Compliance Officer

Mr. Whitaker also serves as Chief Compliance Officer of other funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (1957)
Year of Election or Appointment: 2011 Deputy Treasurer

Mr. Zambello also serves as Deputy Treasurer of other funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended October 31, 2013, or, if subsequently determined to be different, the net capital gain of such year.

Treasury Fund	$1,249
Tax-Exempt Fund	$686,211

A percentage of the dividends distributed during the fiscal year for the following fund were free from federal income tax:

Tax-Exempt Fund	100%

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	49.04%
Prime Fund	8.37%
Government Fund	43.15%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2013 to October 31, 2013 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$449,151
Prime Fund	$1,250,898
Government Fund	$86

The funds will notify shareholders in January 2014 of amounts for use in preparing 2013 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Government Fund

On March 14, 2013, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel, and also considered the fund's investment objective, strategies, and related investment philosophy. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services to be performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, and pricing and bookkeeping services for the fund. The Board also considered the nature and extent of the supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The fund is a new fund and therefore had no historical performance for the Board to review at the time it approved the fund's Advisory Contracts. The Board considered the Investment Advisers' strength in fundamental, research-driven money market selection, which the Board is familiar with through its supervision of other Fidelity funds that invest in such securities.

Based on its review, the Board concluded that the nature, extent, and quality of services to be provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's proposed management fee and the projected total expense ratio of each class of the fund in reviewing the Advisory Contracts. The Board noted that the fund's proposed management fee rate is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics. The Board also noted that the projected total expense ratio for each class would rank at or above the median for funds with the same load structure, but considered that the projected total expense ratios are comparable to those of similar classes and funds that Fidelity offers to shareholders and that when the funds' distribution and service (12b-1) fees are excluded, projected total expense ratios rank below median compared to the subset of competitive funds that do not charge 12b-1 fees.

The Board also noted that FMR had contractually agreed to reimburse each class to the extent that each class's total operating expenses (excluding interest, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed a certain limit.

Based on its review, the Board concluded that the management fee and the projected total expense ratio of each class of the fund were reasonable in light of the services that the fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  The fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of the fund at the time it approved the Advisory Contracts. In connection with its future renewal of the fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that the fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be approved.

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale exist and would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Annual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii)  enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for each fund for different time periods, measured against a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Annual Report

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than a fund. The funds' actual TMG %s are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Prime Fund

Tax-Exempt Fund

Annual Report

Treasury Fund

The Board noted that each fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2012.

Daily Money Class (0.25% 12b-1 fee class of each fund): The Board noted that the total expense ratio of Daily Money Class of Tax-Exempt Fund ranked below its competitive median for 2012, the total expense ratio of Daily Money Class of Treasury Fund ranked equal to its competitive median for 2012, and the total expense ratio of Daily Money Class of Prime Fund ranked above its competitive median for 2012.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Capital Reserves Class (0.50% 12b-1 fee class of each fund): The Board noted that the total expense ratio of Capital Reserves Class of Tax-Exempt Fund ranked below its competitive median for 2012, the total expense ratio of Capital Reserves Class of Treasury Fund ranked equal to its competitive median for 2012, and the total expense ratio of Capital Reserves Class of Prime Fund ranked above its competitive median for 2012. The Board noted that Lipper categorizes this class as level load.

Advisor B Class (1.00% 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked below its competitive median for 2012.

Advisor C Class (1.00% 12b-1 fee class of Treasury Fund): The Board noted that the total expense ratio of the class ranked equal to its competitive median for 2012.

The Board considered that, in general, various factors can affect total expense ratios. The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees.

The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Annual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(U.K.) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York Mellon

New York, NY (Government Fund,
Prime Fund, and Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

DMFI-ANN-1213
1.538749.116

Item 2. Code of Ethics

As of the end of the period, October 31, 2013, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that James H. Keyes is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Keyes is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Government Fund (the "Fund"):

Services Billed by Deloitte Entities

October 31, 2013 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Fund	$23,000	$-	$4,700	$100

October 31, 2012 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Government Fund commenced operations on July 2, 2013.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Prime Fund, Tax-Exempt Fund, and Treasury Fund (the "Funds"):

Services Billed by PwC

October 31, 2013 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$59,000	$-	$2,100	$8,500
Tax-Exempt Fund	$43,000	$-	$2,100	$5,000
Treasury Fund	$44,000	$-	$2,100	$3,500

October 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Prime Fund	$58,000	$-	$2,000	$8,900
Tax-Exempt Fund	$41,000	$-	$2,000	$4,900
Treasury Fund	$44,000	$-	$2,000	$3,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2013A,B	October 31, 2012A,B
Audit-Related Fees	$1,010,000	$720,000
Tax Fees	$-	$-
All Other Fees	$800,000	$1,305,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Government Fund's commencement of operations.

Services Billed by PwC

	October 31, 2013A	October 31, 2012A
Audit-Related Fees	$5,395,000	$3,640,000
Tax Fees	$-	$-
All Other Fees	$50,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	October 31, 2013 A,B	October 31, 2012 A,B
PwC	$6,320,000	$4,195,000
Deloitte Entities	$1,925,000	$2,065,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Government Fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	December 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 30, 2013